Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (96.0%)
Alabama (1.2%)
Alabama GO	4.000%	11/1/30	6,195	7,122
Alabama GO	4.000%	11/1/31	6,445	7,376
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/22 (Prere.)	10,985	12,132
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/22 (Prere.)	3,325	3,672
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/20(Prere.)	5,000	5,167
Auburn University Alabama General Fee
Revenue	5.000%	6/1/42	8,455	9,109
Birmingham AL GO	5.000%	3/1/37	2,500	2,772
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/32	7,145	8,771
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/43	5,010	6,004
Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 4) PUT	4.000%	12/1/25	19,490	22,119
Huntsville AL GO	5.000%	5/1/26	325	342
Huntsville AL GO	5.000%	5/1/32	3,190	4,029
Jefferson County AL Board of Education GO	5.000%	2/1/46	3,000	3,591
Jefferson County AL Sewer Revenue	6.000%	10/1/42	8,780	10,438
Jefferson County AL Sewer Revenue	7.000%	10/1/51	10,000	12,199
Jefferson County AL Sewer Revenue	6.500%	10/1/53	15,545	18,666
1 Jefferson County AL Sewer Revenue, 6.600%
coupon rate effective 10/1/2023	0.000%	10/1/42 (4)	12,500	12,345
Lower AL Gas District Gas Project Revenue
PUT	4.000%	12/1/25	3,700	4,206
Selma AL Industrial Development Board
Revenue (International Paper Co. Project)	5.375%	12/1/35	2,000	2,142
Southeast Alabama Gas Supply District
Revenue PUT	4.000%	6/1/24	3,335	3,673
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/46	7,040	8,306
UAB Medicine Finance Authority AL Revenue	5.000%	9/1/41	4,505	5,417
University of South Alabama University Facilities
Revenue	5.000%	10/1/29 (15)	1,000	1,249
University of South Alabama University Facilities
Revenue	5.000%	10/1/30 (15)	1,000	1,243
University of South Alabama University Facilities
Revenue	5.000%	10/1/31 (15)	1,000	1,239
University of South Alabama University Facilities
Revenue	5.000%	10/1/32 (15)	750	927
University of South Alabama University Facilities
Revenue	5.000%	10/1/33 (15)	1,435	1,770
				176,026
Alaska (0.1%)
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/26	6,620	7,901

Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/28	3,995	4,746
Alaska Industrial Development & Export
Authority Revenue (Providence Health &
Services)	5.500%	10/1/41	6,000	6,374
				19,021
Arizona (1.2%)
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/37	1,000	1,155
Arizona Industrial Development Authority
Revenue (Eastern Michigan University
Parking Project)	5.000%	5/1/43	1,200	1,397
Arizona Industrial Development Authority
Revenue (Eastern Michigan University
Parking Project)	5.000%	5/1/48	1,100	1,272
Arizona Industrial Development Authority
Revenue (Eastern Michigan University
Parking Project)	5.000%	5/1/51	1,100	1,268
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	4.000%	6/1/44 (15)	1,250	1,373
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/49 (15)	1,375	1,655
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/54 (15)	2,000	2,394
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/58 (15)	1,500	1,783
Arizona State Industrial Development Authority
Revenue (Pinecrest Academy)	5.750%	7/15/48	3,200	3,628
Buckeye AZ Excise Tax Revenue	5.000%	7/1/35	4,480	5,320
Buckeye AZ Excise Tax Revenue	5.000%	7/1/43	11,690	13,686
La Paz County AZ Industrial Development
Authority (Harmony Public Schools Project)
Revenue	5.000%	2/15/48	1,350	1,547
Maricopa AZ Industrial Development Authority
Revenue (Legacy Traditional School)	5.000%	7/1/49	1,500	1,811
Maricopa AZ Industrial Development Authority
Revenue (Legacy Traditional School)	5.000%	7/1/49	3,500	3,928
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	4.000%	1/1/41	7,000	7,897
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group) PUT	5.000%	5/15/26	5,000	6,147
Maricopa County AZ Industrial Development
Authority Hospital Revenue (Honorhealth)	5.000%	9/1/42	4,000	4,896
Mesa AZ Utility System Revenue	4.000%	7/1/31	7,275	8,368
Phoenix AZ Civic Improvement Corp. Airport
Revenue	4.000%	7/1/40	3,000	3,388
Phoenix AZ Civic Improvement Corp. Airport
Revenue	4.000%	7/1/44	4,500	5,172
Phoenix AZ Civic Improvement Corp. Airport
Revenue	3.000%	7/1/49	2,000	2,054

Phoenix AZ Civic Improvement Corp. Airport
Revenue	4.000%	7/1/49	5,500	6,275
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/49	10,000	12,431
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/31	3,080	3,956
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/32	3,000	3,843
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/33	2,135	2,728
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/34	2,020	2,576
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/35	2,085	2,652
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/35	5,515	6,732
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/36	3,025	3,832
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/37	3,350	4,228
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/38	3,440	4,321
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/37	3,750	4,520
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/42	3,000	3,572
Pinal County AZ Electric District Revenue	4.000%	7/1/32	1,000	1,130
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/34	10,040	12,730
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/35	10,000	12,652
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/38	3,125	3,829
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/20	515	532
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	2,220	2,602
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	820	1,028
				176,308
Arkansas (0.1%)
Rogers AR School District No. 30 GO	3.000%	2/1/30	4,660	4,899
Springdale AR Sales and Use Revenue	5.000%	4/1/33 (15)	1,895	2,169
Springdale AR Sales and Use Revenue	5.000%	4/1/34 (15)	2,360	2,696
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/31	2,170	2,485
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/32	2,855	3,264
				15,513
California (10.9%)
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	5,000	3,880
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/31 (14)	8,450	6,525
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/33 (14)	12,130	8,803

Alameda County CA Joint Powers Authority
Lease Revenue	5.250%	12/1/29	8,300	9,645
Alameda County CA Unified School District GO	5.000%	8/1/39	11,455	13,733
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	2,060	2,336
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/42	6,570	7,476
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/56	8,000	9,644
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	4.000%	4/1/32	10,475	12,380
California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.250%	5/1/48	3,500	4,169
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24(Prere.)	30	36
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/39	10,000	11,268
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	10/1/49	5,000	5,916
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/36	3,000	3,539
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/45	14,000	16,221
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	5/1/45	1,050	1,644
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	5/1/49	7,950	12,776
California GO	5.000%	10/1/29	5,000	5,936
California GO	5.000%	10/1/30	12,600	14,947
California GO	5.000%	9/1/31	15,050	18,778
California GO	5.250%	8/1/32 (4)	5,000	7,118
California GO	5.000%	4/1/33	5,500	6,387
California GO	4.000%	8/1/33	5,000	5,795
California GO	5.000%	8/1/33	16,090	19,913
California GO	3.000%	10/1/33	5,000	5,586
California GO	5.000%	8/1/34	5,000	6,020
California GO	4.000%	11/1/34	20,000	23,555
California GO	5.000%	8/1/35	1,170	1,441
California GO	5.000%	9/1/35	13,220	16,317
California GO	5.000%	10/1/35	2,190	2,671
California GO	4.000%	11/1/35	5,000	5,874
California GO	5.000%	9/1/36	3,250	3,591
California GO	3.000%	10/1/36	5,400	5,955
California GO	3.000%	10/1/37	4,750	5,194
California GO	5.000%	9/1/42	11,360	12,509
California GO	5.000%	2/1/43	5,500	6,110
California GO	5.000%	4/1/43	1,000	1,117
California GO	5.000%	11/1/43	5,000	5,688
California GO	5.000%	12/1/43	8,250	9,410
California GO	5.000%	8/1/45	7,280	8,599
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/42	1,445	1,602
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/42	1,115	1,337

California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/47	1,555	1,850
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/44	10,000	11,499
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/36	5,000	5,713
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	5.000%	10/1/25	20,000	24,455
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	2,000	2,259
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/20(Prere.)	6,000	6,164
California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/20(Prere.)	15,000	15,419
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/34	3,545	4,511
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	11/15/42	2,600	2,978
2 California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/46	29,100	34,710
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	11/15/48	5,000	5,678
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/48	5,000	6,063
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/48	7,800	9,458
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	13,800	15,356
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/31	2,075	2,512
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	4.000%	7/1/47	8,000	8,749
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/47	5,000	5,847
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/47	4,560	5,332
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.250%	11/1/36	2,235	2,639
California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/20 (Prere.)	5,000	5,090
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/41 (15)	5,000	5,921
California Public Finance Authority Revenue
(Sharp Healthcare Obligated Group)	4.000%	8/1/47	5,630	6,315
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	1,320	1,534
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	5,000	6,665
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/32	7,280	8,371
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/37	14,705	15,899

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	5,000	5,511
California State University Systemwide Revenue	5.000%	11/1/34	2,000	2,523
California State University Systemwide Revenue	5.000%	11/1/36	6,000	7,526
California State University Systemwide Revenue	5.000%	11/1/37	1,025	1,357
California State University Systemwide Revenue	5.000%	11/1/38	2,000	2,399
California State University Systemwide Revenue	5.000%	11/1/43	3,190	3,793
California State University Systemwide Revenue	5.000%	11/1/45	1,000	1,199
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/49 (4)	6,200	7,098
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	4.000%	7/1/48	4,000	4,371
California Statewide Communities Development
Authority Revenue (Kaiser Foundation
Hospitals) PUT	5.000%	11/1/29	8,315	11,187
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	24,250	26,306
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/29	1,685	2,267
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.500%	12/1/58	2,500	2,970
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/21 (Prere.)	14,220	15,319
Carlsbad CA Unified School District GO	3.125%	8/1/48	6,000	6,348
Castro Valley CA Unified School District GO	4.000%	8/1/46	5,250	5,985
Centinela Valley CA Union High School District
GO	4.000%	8/1/41 (15)	3,000	3,359
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/42	4,940	5,622
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/47	4,500	5,082
Chaffey CA Union High School District GO	5.250%	8/1/47	3,245	3,998
Charter Oak CA Unified School District GO	5.000%	8/1/40 (4)	5,270	6,191
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/31 (4)	1,050	1,262
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/33 (4)	3,130	3,749
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/34 (4)	1,100	1,316
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/35 (4)	865	1,033
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/34	2,840	3,177
Clovis CA Unified School District GO	5.000%	8/1/23 (Prere.)	2,390	2,735
Clovis CA Unified School District GO	5.000%	8/1/23 (Prere.)	1,460	1,679
Coast CA Community College District GO	4.000%	8/1/30	4,500	5,421
Coast CA Community College District GO	4.000%	8/1/32	7,205	8,261
Coast CA Community College District GO	3.000%	8/1/39	4,300	4,585
Corona-Norco CA Unified School District GO	5.000%	8/1/44	6,625	7,762
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/32	1,500	1,701
East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/34 (4)	4,600	4,903

El Camino CA Community College District GO	4.000%	8/1/41	7,000	7,883
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	1,480	1,706
Elk Grove CA Unified School District GO	4.000%	8/1/48	25,670	28,555
Escondido CA GO	5.000%	9/1/32	3,855	4,648
Escondido CA Union School District GO	4.000%	8/1/47	7,500	8,470
Foothill-De Anza CA Community College District
GO	4.000%	8/1/34	2,185	2,540
Foothill-De Anza CA Community College District
GO	4.000%	8/1/35	2,000	2,317
Foothill-De Anza CA Community College District
GO	5.000%	8/1/36	1,645	1,928
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	10,000	11,582
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/29 (4)	1,155	1,437
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/23 (Prere.)	3,000	3,444
Gilroy CA Unified School District GO	4.000%	8/1/46	2,000	2,242
Glendale CA Community College District GO	5.000%	8/1/37	1,710	2,138
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	5,000	5,387
Grossmont CA Union High School District GO	4.000%	8/1/29	1,775	2,099
Grossmont CA Union High School District GO	4.000%	8/1/30	1,750	2,055
Grossmont-Cuyamaca CA Community College
District GO	4.000%	8/1/47	2,000	2,290
Hayward CA Unified School District GO	4.000%	8/1/43 (15)	8,500	9,810
Hayward CA Unified School District GO	4.000%	8/1/48 (15)	6,100	6,988
Imperial CA Irrigation District Electric Revenue	6.250%	11/1/20 (Prere.)	2,225	2,316
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	4.000%	9/1/44 (15)	1,200	1,401
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	4.000%	9/1/49 (15)	1,000	1,159
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	4.000%	9/1/54 (15)	2,750	3,124
Jefferson CA Union High School District GO	5.000%	8/1/29 (15)	1,880	2,287
Jefferson CA Union High School District GO	5.000%	8/1/31 (15)	3,265	3,945
Long Beach CA Community College District GO	3.000%	8/1/42	4,535	4,758
Long Beach CA Harbor Revenue	5.000%	5/15/37	4,365	5,176
Long Beach CA Harbor Revenue	5.000%	5/15/42	1,500	1,761
Los Angeles CA Community College District GO	4.000%	8/1/32	10,000	11,243
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	1,555	1,820
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	2,500	2,918
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,477
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	3,500	3,834
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	9,000	9,854
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/46	5,220	6,253
Los Angeles CA Department of Water & Power
System Revenue	5.000%	7/1/37	6,000	7,774

Los Angeles CA Department of Water & Power
System Revenue	5.000%	7/1/45	1,000	1,267
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	5.000%	7/1/36	9,150	11,884
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	5.000%	7/1/37	8,215	10,636
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/36	4,560	5,239
Los Angeles CA Unified School District GO	5.000%	7/1/35	375	476
Los Angeles CA Unified School District GO	5.000%	7/1/36	520	657
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	4,090	4,957
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	4,815	5,830
Los Angeles County CA Facilities Inc. Lease
Revenue	4.000%	12/1/48	7,600	8,762
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Long
Beach Project Area)	5.000%	8/1/30	4,685	5,671
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Long
Beach Project Area)	5.000%	8/1/31	7,180	8,662
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Long
Beach Project Area)	5.000%	8/1/32	6,465	7,773
Los Angeles County CA Unified School District
GO	3.000%	1/1/34	4,785	5,182
Los Angeles County CA Unified School District
GO	5.000%	7/1/36 (15)	6,000	7,604
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	1,205	1,234
Martinez CA Unified School District GO	4.000%	8/1/48	9,020	10,034
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/40	1,745	2,079
3 Metropolitan Water District of Southern
California Revenue	5.000%	10/1/45	1,500	1,943
3 Metropolitan Water District of Southern
California Revenue	5.000%	10/1/49	1,400	1,809
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	6,965	7,567
Monterey Peninsula CA Unified School District
GO	4.000%	8/1/41	5,000	5,598
Monterey Peninsula CA Unified School District
GO	4.000%	8/1/45	2,000	2,225
Mount San Antonio CA Community College
District GO	4.000%	8/1/49	4,000	4,664
1 Mount San Antonio CA Community College
District GO, 5.875% coupon rate effective
8/1/2023	0.000%	8/1/28	3,025	3,378
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,500	3,830
Oakland CA GO	5.000%	1/15/35	4,025	4,789
Oakland CA Unified School District GO	5.000%	8/1/29 (4)	1,540	1,853
Oakland CA Unified School District GO	5.000%	8/1/30 (4)	1,000	1,201
Palomar Pomerado Health California GO	0.000%	8/1/37	5,000	3,099
Palomar Pomerado Health California GO	7.000%	8/1/38 (12)	10,000	14,124
Poway CA Unified School District GO	0.000%	8/1/51	20,000	8,306
Riverside CA Community College District GO	5.000%	8/1/29	5,855	7,161
Riverside CA Community College District GO	5.000%	8/1/30	5,555	6,768

Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/33 (4)	4,345	5,005
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/34 (4)	4,000	4,599
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/29	9,420	11,418
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/40	8,330	10,013
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/45	10,000	11,950
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/44	3,000	3,367
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/48	1,000	1,120
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/28 (14)	15,815	13,383
San Bernardino CA Community College District
GO	5.000%	8/1/25 (Prere.)	3,750	4,610
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	14,963
San Diego CA Association of Governments
Capital Grant Receipts Revenue	5.000%	11/15/23	2,250	2,509
San Diego CA Association of Governments
Capital Grant Receipts Revenue	5.000%	11/15/24	3,750	4,333
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/37	4,740	5,797
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/38	3,000	3,652
San Diego CA Unified School District GO	0.000%	7/1/33	2,500	1,736
San Diego CA Unified School District GO	0.000%	7/1/35	3,605	2,290
San Diego CA Unified School District GO	0.000%	7/1/37	14,000	9,484
San Diego CA Unified School District GO	4.000%	7/1/45	9,000	10,142
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/43	5,450	6,113
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/49	1,600	2,030
San Dieguito CA Union High School District GO	4.000%	8/1/32	4,960	5,701
San Dieguito CA Union High School District GO	4.000%	8/1/33	1,820	2,084
San Dieguito CA Union High School District GO	4.000%	8/1/42	7,805	9,047
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/23 (Prere.)	1,125	1,292
San Francisco CA Bay Area Rapid Transit
District GO	3.000%	8/1/49	3,700	3,921
San Francisco CA City & County COP	4.000%	9/1/34	5,085	5,543
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/44	2,000	2,298
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/47	9,700	11,923
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	7,660	9,238
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	8,225	10,301
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	7,500	9,373
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/36	8,585	10,271
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/40	2,290	2,693

San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/41	2,885	3,388
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/42	2,105	2,470
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/43	3,670	4,300
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/44	3,850	4,509
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/45	2,565	3,002
3 San Jacinto CA Unified School District CP	5.000%	9/1/37 (4)	1,850	2,300
3 San Jacinto CA Unified School District CP	5.000%	9/1/39 (4)	1,020	1,260
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	9,250	8,421
San Jose CA Airport Revenue	5.000%	3/1/47	5,225	6,370
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/43 (15)	4,640	5,135
San Mateo CA Union High School District GO	4.000%	9/1/31	6,240	7,195
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	4.000%	7/15/52	6,030	6,893
San Mateo Foster City CA Public Financing
Authority Wastewater Revenue	4.000%	8/1/44	7,250	8,593
San Rafael CA Elementary School District GO	4.000%	8/1/47	1,350	1,548
San Rafael CA High School District GO	3.000%	8/1/47	1,875	1,958
San Ramon Valley CA Unified School District
GO	4.000%	8/1/33	2,200	2,510
Santa Clara CA Financing Authority Revenue	3.000%	5/1/36	2,500	2,723
Santa Clara CA Unified School District GO	4.000%	7/1/41	10,000	11,468
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/41	1,750	2,099
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/46	2,050	2,439
Santa Rosa CA High School District GO	5.000%	8/1/43 (4)	3,265	3,941
Simi Valley CA Unified School District GO	0.000%	8/1/29 (4)	1,495	1,260
South Coast CA Water District Financing
Authority Revenue	4.000%	2/1/49	8,420	9,765
Southwestern California Community College
District GO	5.000%	8/1/44	7,800	9,125
Stockton CA Unified School District GO	5.000%	8/1/42 (4)	4,650	5,296
Twin Rivers CA Unified School District GO	5.000%	8/1/40 (15)	5,000	5,659
University of California Revenue	4.000%	5/15/35	5,000	5,656
University of California Revenue	5.000%	5/15/35	10,045	12,632
University of California Revenue	5.250%	5/15/37	3,000	3,520
University of California Revenue	5.000%	5/15/38	20,000	22,482
University of California Revenue	5.000%	5/15/38	1,000	1,269
University of California Revenue	5.250%	5/15/38	10,000	11,718
University of California Revenue	5.000%	5/15/44	4,000	4,589
University of California Revenue	5.000%	5/15/46	3,000	3,628
University of California Revenue	4.000%	5/15/47	9,000	10,232
University of California Revenue	5.000%	5/15/48	25,250	31,455
University of California Revenue	5.000%	5/15/58	15,000	18,463
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/31	5,110	6,196
Washington Township CA Health Care District
GO	5.500%	8/1/38	5,125	6,089

West Contra Costa CA Unified School District
GO	5.000%	8/1/45	8,000	9,367
West Contra Costa CA Unified School District
GO	5.000%	8/1/45	4,250	4,976
Western Placer CA Unified School District COP	4.000%	8/1/41 (4)	5,365	6,038
Western Placer CA Unified School District GO	4.000%	8/1/47 (15)	5,000	5,650
Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	10,500	11,716
				1,600,806
Colorado (2.3%)
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/31	8,000	9,948
Adams & Weld County CO School District No.
27J GO	4.000%	12/1/30	1,050	1,204
Adams & Weld County CO School District No.
27J GO	4.000%	12/1/31	1,515	1,733
Adams & Weld County CO School District No.
27J GO	5.000%	12/1/42	5,170	6,374
Boulder Valley CO School District GO	4.000%	12/1/30	4,910	5,768
Colorado Board of Governors State University
Enterprise System Revenue	5.000%	3/1/41	2,000	2,409
Colorado Building Excellent Schools COP	4.000%	3/15/44	3,700	4,239
Colorado Educational & Cultural Facilities
Authority Revenue (Stargate Charter School)	5.000%	12/1/38	1,000	1,223
Colorado Educational & Cultural Facilities
Authority Revenue (Stargate Charter School)	4.000%	12/1/48	2,500	2,734
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	5.000%	3/1/43	4,750	5,691
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	5.000%	3/1/47	7,035	8,395
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	5.000%	8/1/32	3,000	3,777
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	4.000%	8/1/37	1,500	1,710
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	4.000%	8/1/38	1,750	1,990
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	4.000%	8/1/39	1,625	1,841
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	4.000%	8/1/44	7,000	7,837
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	5.000%	8/1/44	16,750	20,503
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/21 (Prere.)	4,000	4,170
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	5,000	5,426
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	4.000%	1/1/40	7,500	8,669
Colorado High Performance Transportation
Enterprise Revenue	5.000%	12/31/47	1,900	2,095
Colorado High Performance Transportation
Enterprise Revenue	5.000%	12/31/56	5,000	5,487
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/44 (4)	4,000	4,542
Denver CO City & County Airport Revenue	5.000%	11/15/43	8,000	9,026
Denver CO City & County Airport Revenue	5.000%	12/1/43	5,000	6,178

Denver CO City & County Dedicated Tax
Revenue	5.000%	8/1/44	7,415	8,856
Denver CO City & County Dedicated Tax
Revenue	5.000%	8/1/48	10,605	12,613
Douglas County CO School District GO	5.000%	12/15/31	5,000	6,512
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	20,775	19,824
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	9,700	8,921
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	6,560	5,223
Garfield, Pitkin, & Eagle County CO School
District GO	5.000%	12/15/30	5,300	6,445
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/31	4,470	5,115
Larimer Weld & Boulder County CO School
District No. R-2J Thompson GO	5.000%	12/15/32	4,015	5,224
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/46	5,750	6,874
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/34	5,000	5,088
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/41	15,015	15,278
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/36	4,440	5,437
Routt County CO School District No. RE02
(Steamboat Springs) GO	5.000%	12/1/32	2,000	2,651
Routt County CO School District No. RE02
(Steamboat Springs) GO	5.000%	12/1/33	1,860	2,453
Routt County CO School District No. RE02
(Steamboat Springs) GO	5.000%	12/1/34	2,545	3,349
Routt County CO School District No. RE02
(Steamboat Springs) GO	5.000%	12/1/35	1,815	2,381
Routt County CO School District No. RE02
(Steamboat Springs) GO	5.000%	12/1/36	2,845	3,721
Routt County CO School District No. RE02
(Steamboat Springs) GO	5.000%	12/1/37	4,085	5,320
Routt County CO School District No. RE02
(Steamboat Springs) GO	5.000%	12/1/38	4,440	5,760
Thornton CO COP	4.000%	12/1/39	7,305	8,376
University of Colorado COP	4.000%	11/1/30	12,675	13,912
University of Colorado Enterprise System
Revenue	4.000%	6/1/34	4,280	5,019
University of Colorado Enterprise System
Revenue	4.000%	6/1/38	10,000	11,590
University of Colorado Enterprise System
Revenue	4.000%	6/1/39	5,500	6,359
Weld County CO School District No. 6 (Greeley)
GO	5.000%	12/1/33	4,000	5,276
Weld County CO School District No. 6 (Greeley)
GO	5.000%	12/1/34	3,255	4,276
Weld County CO School District No. 6 (Greeley)
GO	5.000%	12/1/35	3,250	4,253

Weld County CO School District No. 6 (Greeley)
GO	5.000%	12/1/36	4,155	5,421
				334,496
Connecticut (0.5%)
Connecticut GO	5.000%	2/15/25	1,900	2,273
Connecticut GO	5.000%	2/15/26	1,500	1,844
Connecticut GO	5.000%	4/15/26	3,000	3,703
Connecticut GO	5.000%	2/15/27	2,000	2,506
Connecticut GO	5.000%	4/15/28	5,000	6,422
Connecticut GO	5.000%	10/15/31	1,850	2,028
Connecticut GO	5.000%	4/15/34	2,120	2,693
Connecticut GO	5.000%	4/15/39	5,050	6,301
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/42	10,000	11,435
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/32	1,605	1,654
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	1,140	1,186
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/30	5,000	6,292
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/31	2,000	2,371
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/31	6,500	7,351
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/33	7,000	8,130
Hartford County CT Metropolitan District GO	5.000%	7/15/33	1,045	1,328
Hartford County CT Metropolitan District GO	5.000%	7/15/36	1,750	2,206
Hartford County CT Metropolitan District GO	4.000%	7/15/37	1,000	1,171
Hartford County CT Metropolitan District GO	4.000%	7/15/40	1,115	1,294
Rocky Hill CT GO	3.000%	1/15/35	1,615	1,718
Rocky Hill CT GO	3.000%	1/15/36	1,565	1,655
University of Connecticut GO	5.000%	2/15/32	1,110	1,314
University of Connecticut GO	5.000%	2/15/33	2,415	2,854
				79,729
Delaware (0.2%)
Delaware Health Facilities Authority Revenue
(Bayhealth Medical Center Obligated Group)	4.000%	7/1/40	4,040	4,554
Delaware Health Facilities Authority Revenue
(Bayhealth Medical Center Obligated Group)	4.000%	7/1/43	5,000	5,582
Delaware Transportation Authority
Transportation System Revenue	5.000%	6/1/55	8,940	10,295
University of Delaware Revenue	5.000%	5/1/23 (Prere.)	1,990	2,250
University of Delaware Revenue	5.000%	5/1/23 (Prere.)	1,000	1,131
University of Delaware Revenue	5.000%	11/1/41	1,435	2,138
University of Delaware Revenue	5.000%	11/1/43	1,540	2,325
				28,275
District of Columbia (1.9%)
District of Columbia GO	5.000%	6/1/24	1,000	1,176
District of Columbia GO	5.000%	6/1/28	2,750	3,323
District of Columbia GO	5.000%	6/1/32	4,500	5,234
District of Columbia GO	5.000%	10/15/32	11,235	14,702
District of Columbia GO	4.000%	6/1/34	8,000	9,262
District of Columbia GO	5.000%	10/15/37	10,000	12,862
District of Columbia GO	5.000%	6/1/38	10,015	11,565
District of Columbia GO	5.000%	6/1/42	5,235	6,407

District of Columbia GO	5.000%	10/15/44	10,115	12,781
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/33	9,235	10,954
District of Columbia Income Tax Revenue	4.000%	3/1/37	9,675	11,454
District of Columbia Income Tax Revenue	4.000%	3/1/39	20,000	23,491
District of Columbia Revenue (Catholic
University of America)	5.000%	10/1/47	7,000	8,301
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/29	3,580	4,323
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/30	3,085	3,712
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/34	5,855	7,129
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/36	8,195	9,949
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/37	10,000	10,977
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	4.000%	10/1/37	1,250	1,460
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	4.000%	10/1/38	1,300	1,513
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	4.000%	10/1/39	1,000	1,160
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	4.000%	10/1/44	8,250	9,430
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	4.000%	10/1/49	42,000	47,650
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	4.000%	10/1/53	24,755	27,965
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	7,500	8,015
Washington DC Convention & Sports Authority
Revenue	5.000%	10/1/30	5,025	6,316
				271,111
Florida (4.2%)
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/44	10,075	11,685
Broward County FL Airport System Revenue	5.250%	10/1/23(Prere.)	6,000	6,937
Broward County FL Sales Tax Revenue (Main
Courthouse Project)	5.250%	10/1/20 (Prere.)	17,500	18,007
Capital Trust Agency Florida Educational
Facilities Revenue (Advantage Academy of
Hillsborough Projects)	5.000%	12/15/49	3,270	3,580
Capital Trust Agency Florida Educational
Facilities Revenue (Advantage Academy of
Hillsborough Projects)	5.000%	12/15/54	1,400	1,524
Collier County FL Special Obligation Revenue	5.000%	7/1/20 (Prere.)	3,000	3,051
Escambia County FL Sales Tax Revenue	5.000%	10/1/43	8,930	10,759
Florida Board of Education Lottery Revenue	5.000%	7/1/26	6,750	8,446
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/33	15,995	18,085

Florida Board of Education Public Education
Revenue	5.000%	6/1/23	24,120	27,357
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25	4,849	5,709
Gainesville FL Utilities System Revenue	5.000%	10/1/33	6,040	7,583
Gainesville FL Utilities System Revenue	5.000%	10/1/36	8,075	10,083
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/43	6,445	8,009
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/34	13,030	14,399
Hillsborough County FL School Board COP	5.000%	7/1/25	2,500	2,540
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/33	1,630	2,017
Jacksonville FL Electric Authority Electric
System Revenue	4.000%	10/1/35	2,015	2,302
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/37	4,500	4,514
Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	5.000%	8/15/35	1,440	1,777
Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	5.000%	8/15/36	1,000	1,229
Jacksonville FL Transportation Revenue	5.000%	10/1/31	2,000	2,198
Jacksonville FL Water & Sewer Revenue	5.000%	10/1/27	1,300	1,643
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/40	2,500	2,844
Martin County FL Health Facilities Authority
Revenue (Cleveland Clinic Health System)	4.000%	1/1/46	3,000	3,394
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/24 (Prere.)	6,940	8,215
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/44	5,000	5,601
Miami Beach FL Parking Revenue	5.000%	9/1/31 (15)	1,635	1,949
Miami Beach FL Parking Revenue	5.000%	9/1/40 (15)	1,850	2,181
Miami Beach FL Resort Tax Revenue	5.000%	9/1/31	1,015	1,217
Miami Beach FL Stormwater Revenue	5.000%	9/1/47	5,000	5,476
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/35	4,830	5,565
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37	10,000	11,426
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37	6,525	7,456
Miami FL Packaging System Revenue	4.000%	10/1/32 (15)	2,905	3,402
Miami FL Packaging System Revenue	4.000%	10/1/33 (15)	1,500	1,752
Miami FL Packaging System Revenue	4.000%	10/1/34 (15)	1,640	1,911
Miami FL Packaging System Revenue	4.000%	10/1/35 (15)	1,770	2,056
Miami FL Special Obligation Revenue (Marlins
Stadium Project)	5.250%	7/1/20 (4)(Prere.)	2,010	2,046
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/36 (4)	3,490	4,310
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/37 (4)	3,000	3,696
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/20 (Prere.)	2,000	2,054
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/20 (Prere.)	4,110	4,231
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/20 (Prere.)	1,090	1,122
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/32	7,095	8,690

Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/41	20,480	24,537
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/31	2,250	2,453
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Nicklaus
Children's Hospital)	5.000%	8/1/36	885	1,076
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48	10,000	10,210
Miami-Dade County FL Public Facilities
Revenue (Public Health Trust)	5.000%	6/1/35	3,370	4,129
Miami-Dade County FL Public Facilities
Revenue (Public Health Trust)	5.000%	6/1/36	3,775	4,614
Miami-Dade County FL Public Facilities
Revenue (Public Health Trust)	5.000%	6/1/37	12,610	15,372
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	5,150	5,966
Miami-Dade County FL Seaport Revenue	5.500%	10/1/42	5,000	5,734
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	10,000	11,008
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/37	2,560	2,801
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/32	11,860	13,487
Miami-Dade County FL Transit Sales Surtax
Revenue	3.000%	7/1/37	4,885	5,156
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/37	7,575	8,254
Miami-Dade FL GO	5.000%	7/1/25	3,095	3,757
North Brevard County FL Hospital District
Revenue	5.000%	1/1/42	4,575	5,449
North Brevard County FL Hospital District
Revenue	5.000%	1/1/48	13,555	15,998
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	6,940	7,402
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	2,090	2,229
Orange County FL Health Facilities Authority
Revenue (Presbyterian Retirement
Communities Inc.)	5.000%	8/1/47	7,500	8,391
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/32	1,500	1,690
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/36 (4)	2,250	2,767
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/38 (4)	2,335	2,851
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	5.375%	10/1/24(Prere.)	2,180	2,597
1 Osceola County FL Expressway System
Revenue (Poinciana Parkway Project),
6.150% coupon rate effective 10/1/2024	0.000%	10/1/31(Prere.)	6,000	7,055
1 Osceola County FL Expressway System
Revenue (Poinciana Parkway Project),
6.250% coupon rate effective 10/1/2024	0.000%	10/1/31(Prere.)	7,540	8,911
Osceola County FL Transportation Revenue	4.000%	10/1/54	8,955	10,018
Palm Beach County FL School Board COP	5.000%	8/1/31	10,000	11,598
Pinellas County FL Educational Facilities
Authority Revenue (Academy Math &
Science)	5.000%	12/15/48	3,285	3,691

Pinellas County FL Educational Facilities
Authority Revenue (Academy Math &
Science)	5.125%	12/15/53	2,355	2,655
Putnam County FL Development Authority
Revenue (Seminole Electric Cooperative Inc.)	5.000%	3/15/42	12,000	14,473
Sarasota County FL Health Facilities Authority
Revenue (Sunnyside Village Project)	5.000%	5/15/48	3,550	3,983
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.000%	7/1/41	15,000	18,374
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/47	16,035	19,167
St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	6.000%	8/1/20 (Prere.)	5,000	5,123
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.250%	7/1/44	3,000	3,353
Tallahassee FL Energy System Revenue	5.000%	10/1/30	3,370	4,076
Tallahassee FL Energy System Revenue	5.000%	10/1/31	2,610	3,149
Tallahassee FL Energy System Revenue	5.000%	10/1/32	2,250	2,708
Tallahassee FL Energy System Revenue	5.000%	10/1/33	5,265	6,314
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/44	6,860	7,824
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/26	1,000	1,095
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/28	1,700	1,859
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/29	2,050	2,240
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	7,407	8,007
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/48	4,600	5,593
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21(Prere.)	1,600	1,729
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21(Prere.)	1,525	1,648
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21(Prere.)	1,750	1,891
West Palm Beach FL Revenue	5.000%	10/1/37	10,655	12,894
West Palm Beach FL Revenue	5.000%	10/1/40	11,000	13,227
				614,611
Georgia (2.9%)
Atlanta GA Airport Revenue	5.000%	1/1/33	2,615	2,804
Atlanta GA Airport Revenue	5.000%	1/1/33	5,000	5,361
Atlanta GA Airport Revenue	5.000%	1/1/34	2,750	2,948
Atlanta GA Airport Revenue	5.000%	1/1/34	5,000	5,360
Atlanta GA Airport Revenue	5.000%	1/1/37	6,010	6,436
Atlanta GA Development Authority Revenue	5.250%	7/1/40	2,500	2,970
Atlanta GA Development Authority Revenue	5.250%	7/1/44	5,500	6,495
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	5,000	5,954
Atlanta GA Water & Wastewater Revenue	3.000%	11/1/37	3,100	3,339

Brookhaven GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group)	4.000%	7/1/44	15,000	17,186
Clarke County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	4.000%	7/1/32	3,275	3,695
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/42	7,425	8,807
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/47	6,510	7,663
Columbus GA Water & Sewer Revenue	5.000%	5/1/23 (Prere.)	1,000	1,131
Dalton GA Combined Utilities Revenue	4.000%	3/1/34	760	854
Dalton GA Combined Utilities Revenue	4.000%	3/1/35	1,000	1,122
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.500%	8/15/26 (14)	5,000	5,724
DeKalb County GA Private Hospital Authority
Revenue (Children's Healthcare of Atlanta Inc.
Project)	4.000%	7/1/37	1,185	1,384
DeKalb County GA Private Hospital Authority
Revenue (Children's Healthcare of Atlanta Inc.
Project)	4.000%	7/1/38	1,335	1,553
DeKalb County GA Private Hospital Authority
Revenue (Children's Healthcare of Atlanta Inc.
Project)	4.000%	7/1/39	1,000	1,160
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	3,060	3,270
Fayette County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	5.000%	7/1/46	15,000	17,549
Forsyth County GA School District GO	5.000%	2/1/38	2,000	2,522
Forsyth County GA School District Revenue	5.000%	4/1/33	1,500	1,970
Forsyth County GA School District Revenue	5.000%	4/1/34	850	1,113
Forsyth County GA School District Revenue	3.000%	4/1/36	550	600
Forsyth County GA School District Revenue	3.000%	4/1/49	6,895	7,216
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/31	1,875	2,120
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/49	10,000	11,282
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	5.000%	7/1/42	5,400	5,919
Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	4.000%	2/15/42	5,000	5,436
Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	5.000%	2/15/45	5,000	5,866
Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	5.500%	8/15/54	10,000	11,751
Georgia GO	5.000%	7/1/23	1,435	1,635
Georgia GO	5.000%	7/1/24	3,400	4,010
Georgia GO	5.000%	2/1/29	6,515	8,245
Georgia GO	5.000%	2/1/30	11,420	14,386
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/30	4,365	4,809
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/39	7,000	7,637

Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/43	3,000	3,533
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/47	3,420	4,005
Gwinnett County GA School District GO	5.000%	2/1/23 (Prere.)	5,000	5,612
Henry County GA School District GO	4.000%	8/1/30	5,000	5,844
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/25	15,000	18,276
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/34	1,250	1,558
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/36	1,250	1,686
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/43	2,500	3,024
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	12/2/24	19,615	22,108
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	9/1/26	4,000	4,618
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/36	12,000	14,651
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/37	15,835	19,285
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	2,010	2,413
Municipal Electric Authority Georgia Revenue	4.000%	1/1/49	3,175	3,488
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/49	21,500	25,241
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/59	13,750	15,985
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project J)	5.500%	7/1/60	5,000	5,720
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project M)	4.000%	1/1/49	250	273
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/56	7,250	8,524
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/63	11,500	13,445
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/48	5,250	6,193
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/59	5,025	5,867
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/48	9,740	12,305
Richmond County GA Hospital Authority
Revenue (University Health Services Inc.
Project)	4.000%	1/1/34	5,000	5,552
				418,488
Guam (0.1%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/31	3,190	3,696
Guam Government Business Privilege Tax
Revenue	5.000%	1/1/32	1,165	1,230
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.000%	7/1/33	1,315	1,568
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.000%	7/1/34	1,500	1,785

Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.000%	7/1/35	1,040	1,235
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.000%	7/1/36	1,000	1,185
Guam Power Authority Revenue	5.000%	10/1/38	1,350	1,582
Guam Power Authority Revenue	5.000%	10/1/40	2,375	2,771
				15,052
Hawaii (1.1%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.500%	7/1/38	4,360	4,879
Hawaii GO	4.000%	10/1/27	3,745	4,333
Hawaii GO	5.000%	1/1/30	3,000	3,847
Hawaii GO	4.000%	4/1/30	7,500	8,633
Hawaii GO	4.000%	10/1/30	15,460	17,940
Hawaii GO	4.000%	4/1/31	7,500	8,579
Hawaii GO	4.000%	10/1/31	6,675	7,701
Hawaii GO	5.000%	1/1/33	3,140	3,976
Hawaii GO	4.000%	10/1/33	3,750	4,239
Hawaii GO	5.000%	1/1/35	7,710	9,722
Hawaii GO	5.000%	1/1/37	18,700	23,462
Hawaii GO	5.000%	1/1/38	6,965	8,708
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,091
Hawaii Highway Revenue	5.000%	1/1/38	2,770	3,529
Hawaii Highway Revenue	5.000%	1/1/39	3,155	4,005
Hawaii Highway Revenue	5.000%	1/1/40	2,565	3,250
Honolulu HI City & County GO	5.000%	10/1/32	6,840	8,221
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/29	9,610	11,003
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/34	1,000	1,194
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/36	2,490	2,956
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/40	10,000	11,889
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/42	7,500	8,560
				165,717
Idaho (0.2%)
4 Idaho Health Facilities Authority Revenue
(Kootenai Health Project)	4.750%	7/1/44	6,630	7,137
4 Idaho Health Facilities Authority Revenue
(Kootenai Health Project)	5.000%	7/1/47	15,180	17,706
Idaho Health Facilities Authority Revenue (St.
Luke's Health System Project)	5.000%	3/1/36	4,200	5,113
Idaho Health Facilities Authority Revenue (St.
Luke's Health System Project)	5.000%	3/1/37	3,060	3,710
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/47	1,260	1,538
				35,204
Illinois (6.0%)
Champaign County IL Community Unit School
District No. 4 GO	0.000%	1/1/28	550	477
Champaign County IL Community Unit School
District No. 4 GO	4.000%	6/1/33	1,000	1,159

Champaign County IL Community Unit School
District No. 4 GO	5.000%	1/1/34	2,000	2,467
Champaign County IL Community Unit School
District No. 4 GO	4.000%	6/1/34	1,000	1,155
Champaign County IL Community Unit School
District No. 4 GO	4.000%	6/1/35	1,290	1,485
Champaign County IL Community Unit School
District No. 4 GO	4.000%	6/1/36	1,575	1,809
Chicago IL Board of Education GO	5.500%	12/1/26 (14)	5,895	7,000
Chicago IL Board of Education GO	0.000%	12/1/27 (14)	9,080	7,633
Chicago IL Board of Education GO	5.500%	12/1/30 (2)	3,490	4,526
Chicago IL Board of Education GO	5.000%	12/1/31 (4)	625	771
Chicago IL Board of Education GO	5.000%	12/1/32 (4)	1,500	1,845
Chicago IL Board of Education GO	5.000%	12/1/35 (4)	1,000	1,219
Chicago IL Board of Education GO	5.250%	12/1/41	3,140	3,326
Chicago IL Board of Education GO	5.000%	12/1/44	5,000	5,773
Chicago IL Board of Education GO	5.000%	12/1/46	12,000	13,819
Chicago IL Board of Education GO	5.000%	12/1/46	5,000	5,832
Chicago IL Board of Education GO	7.000%	12/1/46	1,815	2,353
Chicago IL GO	5.000%	1/1/26	2,390	2,751
Chicago IL GO	5.000%	1/1/34	8,000	8,855
Chicago IL GO	5.000%	1/1/38	2,000	2,270
Chicago IL GO	5.000%	1/1/39	3,735	4,437
Chicago IL GO	5.000%	1/1/40	9,625	11,403
Chicago IL GO	5.000%	1/1/44	2,645	3,104
Chicago IL GO	5.500%	1/1/49	2,500	3,035
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	7,500	8,004
Chicago IL Midway Airport Revenue	5.000%	1/1/35	7,800	8,869
Chicago IL Midway Airport Revenue	5.000%	1/1/36	2,000	2,271
Chicago IL O'Hare International Airport Revenue	6.500%	1/1/21 (Prere.)	3,000	3,153
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	26,870	31,727
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	5,615	6,624
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	7,000	8,316
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/41	3,400	4,017
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/42	12,000	14,600
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/43	9,000	10,067
Chicago IL Park District GO	5.500%	1/1/33	2,000	2,259
Chicago IL Park District GO	5.000%	1/1/36	4,000	4,196
Chicago IL Park District GO	5.000%	1/1/40 (15)	6,505	7,374
Chicago IL Sales Tax Revenue	5.250%	1/1/22 (Prere.)	2,055	2,224
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	6,400	6,831
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	1,500	1,663
Chicago IL Wastewater Transmission Revenue	5.250%	1/1/42 (4)	2,000	2,389
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/44	9,750	10,798
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/47	2,500	2,854
Chicago IL Waterworks Revenue	5.000%	11/1/44	7,500	8,409
Cook County IL Community College District GO	5.125%	12/1/38	4,250	4,645
Cook County IL Community College District GO	5.000%	12/1/47 (15)	7,500	8,700
Cook County IL Forest Preservation District GO	5.000%	12/15/32	1,000	1,064
Cook County IL Forest Preservation District GO	5.000%	12/15/37	2,500	2,648
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	6/1/22 (Prere.)	16,580	18,144
Illinois Finance Authority Revenue (Advocate
Health Care Network)	4.000%	5/1/44	1,030	1,127

Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/22 (Prere.)	45	49
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/34	7,705	8,281
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/2(Prere.)	5,000	5,363
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/2(Prere.)	17,895	19,195
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41 (4)	1,500	1,603
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41	5,000	5,332
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	2/15/45	20,000	23,116
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/34	5,000	5,943
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.125%	5/15/23(Prere.)	410	464
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.250%	5/15/23(Prere.)	1,310	1,489
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.125%	5/15/43	2,840	3,011
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.250%	5/15/47	9,065	9,633
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	5.000%	9/1/36	1,000	1,172
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/42	2,000	2,149
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/46	20,000	22,989
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/20(Prere.)	4,085	4,142
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.000%	5/15/32	3,080	3,441
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.000%	5/15/33	1,110	1,238
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.000%	5/15/34	2,800	3,117
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	665	675
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/41	6,000	6,363
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/45	5,000	5,737
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/41	2,000	2,382
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/33	5,000	5,837
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.375%	3/1/20 (Prere.)	5,120	5,137
Illinois Finance Authority Revenue (Trinity
Health Corp.)	5.000%	12/1/21(Prere.)	3,000	3,218
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	790	838
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/33	10,000	11,642
Illinois GO	5.000%	11/1/20	35,000	35,950

Illinois GO	5.000%	3/1/21	4,000	4,152
Illinois GO	5.000%	8/1/21	7,000	7,357
Illinois GO	5.000%	12/1/22	7,450	8,129
Illinois GO	5.000%	11/1/23	5,000	5,573
Illinois GO	5.000%	11/1/23	4,860	5,406
Illinois GO	5.000%	8/1/24	9,000	9,699
Illinois GO	5.000%	2/1/25	2,065	2,310
Illinois GO	5.500%	7/1/25	2,950	3,304
Illinois GO	5.000%	8/1/25	5,110	5,506
Illinois GO	5.000%	11/1/26	25,125	29,739
Illinois GO	5.000%	6/1/27	1,010	1,189
Illinois GO	5.000%	10/1/27	4,000	4,836
Illinois GO	5.000%	10/1/28	8,000	9,812
Illinois GO	5.000%	10/1/29	2,000	2,432
Illinois GO	5.000%	11/1/29	3,000	3,570
Illinois GO	5.250%	7/1/30	5,000	5,499
Illinois GO	5.000%	10/1/30	1,500	1,815
Illinois GO	5.000%	5/1/32	2,340	2,796
Illinois GO	5.250%	2/1/33 (4)	5,200	5,864
Illinois GO	5.500%	7/1/33 (4)	3,350	3,743
Illinois GO	5.000%	10/1/33	1,500	1,799
Illinois GO	4.000%	11/1/33	9,000	10,092
Illinois GO	4.000%	12/1/33	4,000	4,404
Illinois GO	5.250%	2/1/34 (4)	3,125	3,520
Illinois GO	4.250%	12/1/37	4,500	4,991
Illinois Regional Transportation Authority
Revenue	7.200%	11/1/20 (2)	3,020	3,158
Illinois Sales Tax Revenue	4.000%	6/15/30	4,410	4,817
Illinois Toll Highway Authority Revenue	5.000%	1/1/27	2,500	3,122
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	3,000	3,824
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	10,000	11,341
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	10,000	10,999
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	15,400	18,266
Illinois Toll Highway Authority Revenue	5.000%	1/1/42	14,000	17,081
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/24 (14)	2,715	2,489
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/25 (14)	10,000	9,058
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/31 (14)	17,500	13,035
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/31 (14)	17,500	12,826
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/32 (14)	7,500	5,418
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/33 (14)	7,500	5,232
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/33 (14)	10,350	7,110

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/34 (14)	4,870	3,227
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/37 (14)	4,500	2,712
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/42	3,965	4,242
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/44 (4)	6,000	2,975
3 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	4.000%	6/15/50	30,000	32,997
3 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/50	6,000	7,204
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/51 (15)	11,500	4,392
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.500%	6/15/53	1,000	1,153
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/56 (4)	15,500	5,069
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/41	6,375	7,493
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/21 (Prere.)	15,000	16,007
Springfield IL Water Revenue	5.000%	3/1/37	8,000	8,561
University of Illinois Auxiliary Facilities System
Revenue	5.500%	4/1/31	3,000	3,139
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/27	115	124
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/29	9,100	9,778
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/32	16,500	11,796
				877,165
Indiana (1.2%)
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/33	9,215	11,218
Hammond IN Multi-School Building Corp.
Revenue	5.000%	7/15/38	3,000	3,593
Indiana Finance Authority Health Facilities
Revenue (Baptist Healthcare System
Obligated Group)	5.000%	8/15/51	13,000	15,063
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/41	12,815	14,767
Indiana Finance Authority Revenue (BHI Senior
Living)	6.000%	11/15/41	10,000	11,373
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/22 (Prere.)	6,500	7,041

Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/30	1,100	1,232
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/39	2,770	3,054
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/32	6,130	7,420
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/33	12,610	15,232
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/34	8,760	10,568
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/35	2,500	3,011
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/37	7,000	7,689
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/39	7,000	8,088
Indiana Finance Authority Water Utilities
Revenue	5.000%	10/1/41	11,335	13,554
Indiana Finance Authority Water Utilities
Revenue	5.000%	10/1/46	7,140	8,473
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	8,800	9,208
IPS Multi-School Building Corp. IN Revenue	3.000%	7/15/36	1,805	1,915
IPS Multi-School Building Corp. IN Revenue	3.000%	7/15/37	1,860	1,966
IPS Multi-School Building Corp. IN Revenue	3.000%	7/15/38	1,500	1,579
Northern Indiana Commuter Transportation
District Revenue	5.000%	7/1/32	1,000	1,217
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/32	6,945	8,214
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/33	5,575	6,580
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/34	4,810	5,668
				177,723
Iowa (0.2%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	3.125%	12/1/22	1,210	1,230
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	15,000	16,663
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)
PUT	5.250%	12/1/37	6,240	6,884
Polk County IA GO	5.000%	6/1/23	2,100	2,385
Polk County IA GO	5.000%	6/1/24	2,425	2,851
				30,013
Kansas (0.3%)
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/30	5,000	5,774
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/31	4,000	4,601
Kansas Development Finance Authority
Revenue	5.000%	5/1/29	2,275	2,549
Kansas Development Finance Authority
Revenue	5.000%	5/1/30	4,165	4,666

Kansas Development Finance Authority
Revenue	5.000%	5/1/31	4,975	5,573
Kansas Development Finance Authority
Revenue	5.000%	5/1/32	5,225	5,849
Kansas Development Finance Authority
Revenue	5.000%	5/1/33	1,610	1,800
Kansas Development Finance Authority
Revenue	5.000%	5/1/34	1,590	1,775
Kansas Development Finance Authority
Revenue	5.000%	4/1/35	16,585	18,446
				51,033
Kentucky (0.8%)
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	4.000%	2/1/37	375	412
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	4.000%	2/1/38	375	411
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/41	6,700	7,871
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/42	6,240	6,521
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/46	5,300	6,173
Kentucky Property & Building Commission
Revenue	4.000%	11/1/35	1,000	1,130
Kentucky Property & Building Commission
Revenue	4.000%	11/1/38	1,000	1,120
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	12/1/24	4,350	4,894
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	4/1/24	11,665	12,824
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	1/1/25	10,000	11,165
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	6/1/25	10,000	11,228
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	5.750%	7/1/49	12,575	14,160
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	5,000	5,684
1 Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN, 6.450% coupon rate effective
7/1/2023	0.000%	7/1/34	2,000	2,333
1 Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN, 6.750% coupon rate effective
7/1/2023	0.000%	7/1/43	10,000	11,491
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.750%	10/1/42	13,020	14,775
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	6/1/22 (Prere.)	1,065	1,160

Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/35	1,620	1,772
				115,124
Louisiana (0.9%)
East Baton Rouge Parish LA Sewer
Commission Revenue	5.000%	2/1/33	5,405	6,359
East Baton Rouge Parish LA Sewer
Commission Revenue	5.000%	2/1/34	5,290	6,222
Jefferson LA Sales Tax District Special Sales
Tax Revenue	5.000%	12/1/30 (4)	1,355	1,710
Jefferson LA Sales Tax District Special Sales
Tax Revenue	5.000%	12/1/32 (4)	1,500	1,879
Lafayette LA Communications System Revenue	5.000%	11/1/26 (4)	3,185	3,855
Lafayette LA Communications System Revenue	5.000%	11/1/28 (4)	1,280	1,542
Lafayette LA Utilities Revenue	4.000%	11/1/31 (4)	1,280	1,491
Lafayette LA Utilities Revenue	4.000%	11/1/32 (4)	1,510	1,749
Lafayette LA Utilities Revenue	4.000%	11/1/34 (4)	1,175	1,352
Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/31	9,650	10,225
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/30 (15)	13,065	16,507
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/39	4,250	4,792
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/35	5,180	5,960
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/20 (Prere.)	14,000	14,458
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/36	2,380	2,965
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/37	2,500	3,100
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/38	2,630	3,245
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/48	12,660	15,291
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/28	4,000	4,502
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/29	3,000	3,374
Louisiana State University Revenue	5.000%	7/1/24	1,000	1,129
Louisiana State University Revenue	5.000%	7/1/25	505	570
Shreveport LA Water & Sewer Revenue	5.000%	12/1/36 (4)	1,305	1,608
Shreveport LA Water & Sewer Revenue	5.000%	12/1/37 (4)	1,360	1,668
Shreveport LA Water & Sewer Revenue	5.000%	12/1/41 (4)	2,000	2,420
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	4,000	4,226
St. Tammany Parish LA Hospital Service District
No. 1 Hospital Revenue	5.000%	7/1/48	5,000	5,974
				128,173

Maine (0.2%)
Lower Kennebec ME Regional School Unit No. 1
GO	3.250%	11/1/35	895	983
Lower Kennebec ME Regional School Unit No. 1
GO	3.250%	11/1/36	1,000	1,092
Maine Governmental Facilities Authority
Revenue	4.000%	10/1/33	5,000	5,927
Maine Health & Higher Educational Facilities
Authority Revenue (Bates College)	5.000%	7/1/38	4,010	4,465
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/43	2,250	2,723
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/48	3,020	3,629
Maine Health & Higher Educational Facilities
Authority Revenue (Stephens Memorial
Hospital Association)	5.000%	7/1/39	5,100	5,754
Maine Municipal Bond Bank Revenue	4.000%	11/1/34	1,660	1,953
Maine Turnpike Authority Revenue	4.000%	7/1/37	1,500	1,737
Maine Turnpike Authority Revenue	4.000%	7/1/38	1,850	2,136
Portland ME General Airport Revenue	4.000%	1/1/36	1,355	1,585
				31,984
Maryland (3.0%)
Anne Arundel County MD GO	5.000%	4/1/26	1,155	1,352
Anne Arundel County MD GO	5.000%	10/1/26	1,090	1,334
Anne Arundel County MD GO	5.000%	10/1/31	3,615	4,523
Anne Arundel County MD GO	5.000%	10/1/31	2,075	2,596
Anne Arundel County MD GO	5.000%	10/1/32	3,615	4,513
Anne Arundel County MD GO	5.000%	10/1/32	2,125	2,653
Anne Arundel County MD GO	5.000%	10/1/33	3,615	4,504
Anne Arundel County MD GO	5.000%	10/1/33	2,090	2,604
Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/30	5,000	5,869
Baltimore MD Project Revenue	5.000%	7/1/38	5,000	5,685
Frederick County MD Tax Increase & Special
Tax Allocation (Oakdale-Lake Linganore
Project)	3.750%	7/1/39	1,410	1,452
Howard County MD GO	3.000%	8/15/32	1,595	1,769
Howard County MD GO	4.000%	2/15/33	8,200	9,543
Maryland Community Development
Administration (Department of Housing &
Community Development) Revenue	4.000%	9/1/49	10,945	12,132
Maryland Department of Transportation
Revenue	5.000%	10/1/25	8,000	9,821
Maryland Department of Transportation
Revenue	3.000%	10/1/29	7,500	8,259
Maryland Department of Transportation
Revenue	4.000%	12/1/32	3,650	4,228
Maryland GO	5.000%	8/1/24	6,730	7,959
Maryland GO	5.000%	3/15/25	4,715	5,692
Maryland GO	4.000%	8/1/25	5,325	6,221
Maryland GO	5.000%	8/1/25	15,325	18,726
Maryland GO	5.000%	8/1/25	3,365	4,112
Maryland GO	5.000%	8/1/25	17,000	20,772
Maryland GO	4.000%	6/1/29	25,000	28,025
Maryland GO	5.000%	3/15/31	20,000	25,751
Maryland GO	4.000%	3/15/33	25,020	30,243

Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/38	10,000	11,088
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	7.000%	7/1/22 (ETM)	6,460	7,175
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.000%	7/1/48	7,000	7,720
Montgomery County MD GO	5.000%	11/1/26	15,500	19,616
Montgomery County MD GO	4.000%	12/1/34	15,000	16,467
Montgomery County MD GO	3.750%	11/1/38	16,500	18,766
Prince George MD Consolidated Public
Improvement GO	3.000%	7/15/33	4,590	5,115
Prince Georges County MD GO	5.000%	7/15/33	20,250	26,122
Prince Georges County MD GO	5.000%	7/15/34	18,740	24,123
Prince Georges County MD GO	5.000%	10/1/43	15,780	19,553
University System of Maryland Revenue	5.000%	4/1/30	6,180	7,973
Washington MD Suburban Sanitary Commission
GO	5.000%	6/1/32	5,000	6,448
Washington MD Suburban Sanitary Commission
GO	4.000%	6/15/32	14,725	17,331
Washington MD Suburban Sanitary Commission
GO	4.000%	6/15/47	9,520	10,698
Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/34	7,315	8,116
Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/43	3,000	3,426
				440,075
Massachusetts (2.9%)
Harvard MA GO	3.000%	8/15/34	1,265	1,389
Harvard MA GO	3.000%	8/15/36	1,260	1,371
Harvard MA GO	3.000%	8/15/37	1,210	1,312
Massachusetts Bay Transportation Authority
General Transportation Revenue	7.000%	3/1/21	1,995	2,068
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/33	2,390	2,705
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/42	2,055	2,524
Massachusetts Development Finance Agency
Revenue (Baystate Medical Obligated Group)	5.000%	7/1/44	5,000	5,627
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/33	3,205	3,780
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/30	2,770	3,494
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/48	7,500	9,030
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/53	2,500	2,990
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.250%	1/1/42	4,800	5,703
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	4.000%	10/1/46	4,845	5,162
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/33	24,745	30,708
Massachusetts Development Finance Agency
Revenue (Linden Ponds Inc.)	5.000%	11/15/38	2,000	2,290

Massachusetts Development Finance Agency
Revenue (Linden Ponds Inc.)	5.125%	11/15/46	3,000	3,418
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/47	6,695	7,945
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/42	5,000	5,457
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/43	3,015	3,625
Massachusetts Federal Highway Revenue	5.000%	6/15/26	2,835	3,446
Massachusetts GO	5.000%	5/1/26	10,000	12,480
Massachusetts GO	5.000%	5/1/30	11,650	13,610
Massachusetts GO	4.000%	9/1/31	12,500	14,615
Massachusetts GO	5.000%	5/1/32	11,000	12,822
Massachusetts GO	4.000%	9/1/32	7,620	8,863
Massachusetts GO	5.000%	5/1/33	11,000	12,813
Massachusetts GO	3.000%	11/1/35	3,000	3,225
Massachusetts GO	5.000%	8/1/36	9,855	10,431
Massachusetts GO	5.000%	1/1/38	5,200	6,475
Massachusetts GO	5.000%	7/1/40	1,250	1,488
Massachusetts GO	5.000%	11/1/42	4,500	5,649
Massachusetts GO	5.000%	11/1/46	3,000	3,741
Massachusetts GO	4.000%	5/1/48	10,000	11,284
Massachusetts GO	5.000%	9/1/48	15,000	18,572
Massachusetts Housing Finance Agency
Revenue	3.500%	12/1/54	7,530	7,849
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/21 (Prere.)	3,000	3,223
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/24	500	581
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/25	750	901
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/26	1,640	2,033
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	8,800	10,027
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.750%	8/15/32	15,000	17,732
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/36	5,000	5,999
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/44	7,480	9,415
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/46	3,000	3,660
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	2/15/48	7,500	9,352
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/49	27,000	32,279
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	7,190	9,266
Massachusetts Transportation Fund Revenue
(Rail Enhancement & Accelerated Bridge
Program)	5.000%	6/1/49	10,000	12,635
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	180	191
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	820	870

Massachusetts Water Resources Authority
Revenue	5.000%	8/1/32	9,745	12,077
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/32	5,640	6,990
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/33	2,000	2,477
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/33	1,145	1,474
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/34	4,000	5,136
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35	3,500	4,482
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	4,500	4,764
Shrewsbury MA GO	3.000%	7/15/34	2,280	2,502
Springfield MA GO	3.000%	3/1/33 (4)	1,080	1,171
Tewksbury MA GO	3.000%	6/1/32	2,720	2,975
University of Massachusetts Building Authority
Revenue	5.000%	11/1/22(Prere.)	3,000	3,333
University of Massachusetts Building Authority
Revenue	5.000%	5/1/35	2,000	2,606
University of Massachusetts Building Authority
Revenue	5.000%	5/1/36	3,400	4,417
University of Massachusetts Building Authority
Revenue	5.000%	5/1/37	3,200	4,144
University of Massachusetts Building Authority
Revenue	5.000%	5/1/38	3,000	3,870
University of Massachusetts Building Authority
Revenue	5.000%	5/1/39	2,000	2,573
				431,116
Michigan (2.8%)
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.250%	7/1/39	1,000	1,094
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/26 (4)	2,500	2,746
Downriver MI Utility Wastewater Authority
Revenue	5.000%	4/1/43 (4)	2,250	2,695
East Lansing MI School District GO	5.000%	5/1/39	1,000	1,209
East Lansing MI School District GO	5.000%	5/1/42	2,000	2,397
Eastern Michigan University Revenue	5.000%	3/1/33 (15)	1,090	1,328
Eastern Michigan University Revenue	5.000%	3/1/36 (15)	1,055	1,278
Great Lakes MI Water Authority Water Supply
System Revenue	4.000%	7/1/33 (4)	10,000	11,486
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/46	20,000	23,582
Jackson MI Public School District GO	5.000%	5/1/31	1,000	1,260
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/40	17,330	19,533
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/41	3,300	3,917
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/45	3,000	3,545
Kent Hospital Finance Authority Michigan
Revenue (Spectrum Health System) PUT	5.000%	1/15/22(Prere.)	10,840	11,698

Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/42	8,345	10,081
Michigan Building Authority Revenue	5.000%	4/15/29	3,070	3,709
Michigan Building Authority Revenue	5.000%	10/15/29	1,560	1,772
Michigan Building Authority Revenue	5.000%	4/15/31	12,020	14,357
Michigan Building Authority Revenue	5.000%	10/15/33	2,215	2,704
Michigan Building Authority Revenue	5.000%	4/15/35	1,420	1,846
Michigan Building Authority Revenue	5.000%	4/15/38	2,015	2,382
Michigan Building Authority Revenue	5.000%	4/15/41	1,975	2,372
Michigan Building Authority Revenue	5.000%	10/15/45	4,900	5,765
Michigan Building Authority Revenue	5.250%	10/15/47	2,000	2,263
Michigan Building Authority Revenue	5.000%	10/15/51	8,000	9,447
Michigan Finance Authority Revenue	5.000%	10/1/39	13,195	15,176
Michigan Finance Authority Revenue	5.000%	11/1/43	6,000	7,370
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/27	500	597
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28 (4)	3,000	3,585
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	1,000	1,186
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32	5,000	5,758
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32 (14)	2,210	2,536
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	7,500	8,594
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34 (14)	1,165	1,335
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/44	3,670	3,949
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/33	4,000	4,670
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/38	13,500	15,621
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/39	6,000	6,761
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/27	10,070	12,587
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/32	4,395	5,698
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/22(Prere.)	4,000	4,452
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	4.000%	12/1/36	2,345	2,687
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	4.000%	12/1/36	8,000	9,397
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	4.000%	12/1/38	17,355	20,234
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	4.000%	12/1/39	8,000	9,301
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	4.000%	12/1/40	2,345	2,718
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/42	1,875	2,306
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	4.000%	12/1/49	3,475	3,968

Michigan Finance Authority Revenue (Trinity
Health Credit Group) PUT	5.000%	2/1/25	5,000	5,919
Michigan GO	4.000%	5/1/29	17,425	20,420
Michigan Hospital Finance Authority Revenue
(Trinity Health)	5.000%	6/1/22 (Prere.)	2,300	2,514
Michigan Housing Development Authority
Revenue	3.000%	10/1/32	1,000	1,045
Michigan State University Revenue	5.000%	8/15/27	1,060	1,201
Michigan State University Revenue	4.000%	2/15/44	5,000	5,759
Michigan State University Revenue	4.000%	2/15/44	9,000	10,434
Michigan Strategic Fund Limited Obligation
Revenue (Senate Offices Project)	5.250%	10/15/40	5,500	6,502
Rochester MI Community School District GO	3.000%	5/1/33	1,000	1,078
Rockford MI Public Schools GO	5.000%	5/1/44	1,225	1,443
Royal Oak MI GO	5.000%	4/1/43	2,600	3,190
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/39	8,255	9,321
Southfield MI GO	3.000%	5/1/33	1,000	1,081
University of Michigan Revenue	5.000%	4/1/33	2,000	2,625
University of Michigan Revenue	5.000%	4/1/34	1,000	1,310
University of Michigan Revenue	5.000%	4/1/35	3,520	4,599
University of Michigan Revenue	5.000%	4/1/36	2,500	3,257
Wayne County MI Airport Authority Revenue	5.000%	12/1/42	2,520	3,084
Wayne County MI Airport Authority Revenue	5.000%	12/1/45	5,000	5,899
Wayne County MI Airport Authority Revenue	5.000%	12/1/47	3,500	4,252
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39 (15)	3,000	3,503
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/40	2,890	3,434
Wayne State University Michigan Revenue	5.000%	11/15/35	1,100	1,292
Wayne State University Michigan Revenue	5.000%	11/15/38	2,220	2,591
Woodhaven-Brownstone MI School District GO	5.000%	5/1/27	3,675	4,522
Woodhaven-Brownstone MI School District GO	5.000%	5/1/28	3,705	4,539
				409,766
Minnesota (1.4%)
Duluth MN Economic Development Authority
Revenue (Essentia Health)	4.250%	2/15/48	5,000	5,587
Duluth MN Economic Development Authority
Revenue (Essentia Health)	5.000%	2/15/58	6,250	7,438
Duluth MN Independent School District No. 709
COP	5.000%	2/1/26	2,200	2,666
Duluth MN Independent School District No. 709
COP	4.000%	2/1/27	1,200	1,360
Hastings MN Independent School District No.
200 GO	0.000%	2/1/29	3,515	2,980
Hennepin County MN GO	5.000%	12/15/34	10,675	13,911
Minneapolis MN GO	3.000%	12/1/34	4,390	4,672
Minneapolis MN Special School District No. 1
COP	4.000%	2/1/29	11,120	12,063
Minneapolis MN Special School District No. 1
COP	4.000%	2/1/30	11,505	12,471
Minnesota COP	5.000%	6/1/31	3,730	4,326
Minnesota GO	5.000%	8/1/24	1,230	1,455
Minnesota GO	5.000%	8/1/24	2,225	2,631
Minnesota GO	5.000%	8/1/25	5,545	6,555
Minnesota GO	5.000%	8/1/26	3,000	3,657

Minnesota GO	5.000%	8/1/31	7,235	9,412
Minnesota GO	5.000%	8/1/34	18,000	21,671
Minnesota GO	5.000%	8/1/34	10,015	12,905
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	10/1/34	400	457
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	10/1/35	400	457
3 Moorhead MN Independent School District No.
152 GO	3.000%	2/1/32	2,110	2,277
3 Moorhead MN Independent School District No.
152 GO	3.000%	2/1/33	2,170	2,335
3 Moorhead MN Independent School District No.
152 GO	3.000%	2/1/34	2,245	2,411
Prior Lake-Savage MN Independent School
District No. 719 GO	0.000%	2/1/29	5,690	4,794
Rochester MN Electric Utility Revenue	5.000%	12/1/42	3,660	4,389
Rochester MN Electric Utility Revenue	5.000%	12/1/47	1,990	2,377
Rochester MN Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/33	5,000	7,069
Rochester MN Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/34	10,000	14,304
Rochester MN Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/35	2,500	3,611
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/48	5,000	6,164
St. Cloud MN Health Care Revenue
(CentraCare Health System)	4.000%	5/1/49	4,000	4,492
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	4.000%	11/15/43	3,480	3,914
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/47	5,000	6,002
University of Minnesota Revenue	5.000%	4/1/36	1,825	2,213
Virginia MN Independent School District No. 706
GO	3.000%	2/1/34	2,790	2,997
Virginia MN Independent School District No. 706
GO	3.000%	2/1/35	2,465	2,633
				198,656
Mississippi (0.2%)
Jackson MS Public School District GO	5.000%	4/1/28	1,970	2,370
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)	5.000%	9/1/41	5,000	5,718
Mississippi State University Educational Building
Corp. Revenue	5.250%	8/1/23 (Prere.)	2,500	2,878
S.M. Educational Building Corp. Mississippi
Revenue (Residence Hall Construction &
Refunding Project)	5.000%	3/1/23 (Prere.)	14,490	16,311
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	5.375%	12/1/35	4,750	5,088
				32,365
Missouri (1.4%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/44	4,670	5,121
Columbia MO Water & Electric System Revenue	3.000%	10/1/32 (4)	4,425	4,715

Columbia MO Water & Electric System Revenue	3.000%	10/1/33 (4)	4,580	4,866
Curators of the University of Missouri System
Facilities Revenue	4.000%	11/1/33	5,000	5,533
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,205	6,102
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/31	10,130	11,859
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/35	1,520	1,764
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/36	2,500	2,894
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/37	1,250	1,443
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/38	2,500	2,874
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/29	2,755	3,272
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/30	6,905	8,184
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/40	6,750	7,818
Kansas City MO Special Obligation Revenue
(Kansas City Downtown Redevelopment
District)	5.000%	9/1/39	3,150	3,531
Little Blue Valley MO Sewer District Revenue	4.000%	9/1/32	3,370	3,925
Little Blue Valley MO Sewer District Revenue	3.000%	9/1/35	3,705	3,941
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/31	4,355	5,477
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/44	2,500	3,172
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/46	3,130	3,773
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/49	5,000	6,307
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/45	1,500	1,610
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Mosaic
Health System)	4.000%	2/15/54	8,125	9,039
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/48	12,500	14,966
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	4.000%	5/15/34	5,000	5,544
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	4.000%	5/15/39	5,010	5,479
Missouri Health & Educational Facilities
Authority Revenue (Christian Homes Inc.
Obligated Group)	5.000%	5/15/40	5,515	6,156
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	4.000%	5/15/42	5,000	5,438
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/42	5,000	6,050
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	4.000%	11/15/49	10,000	11,121

Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/37	14,950	15,943
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/44	1,760	2,202
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/49	1,500	1,863
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/30	3,380	4,060
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/31	2,000	2,400
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/45	10,000	11,797
				200,239
Montana (0.2%)
Forsyth MT Pollution Control Revenue (Puget
Sound Energy Project)	3.900%	3/1/31	3,540	3,771
Lewis & Clark County MT School District No. 1
GO	4.000%	7/1/33	1,685	1,938
Lewis & Clark County MT School District No. 1
GO	4.000%	7/1/34	1,505	1,728
Lewis & Clark County MT School District No. 1
GO	4.000%	7/1/35	1,050	1,203
Lewis & Clark County MT School District No. 1
GO	4.000%	7/1/36	910	1,040
Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	5.000%	6/1/48	9,230	11,113
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/41	2,650	3,110
				23,903
Multiple States (0.1%)
5 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue	3.400%	1/25/36	3,929	4,364
Nuveen AMT-Free Municipal Income Fund
VRDP VRDO	1.290%	2/3/20	7,855	7,855
				12,219
Nebraska (0.5%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,172
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/28	4,100	5,099
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/36	2,500	3,404
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 4) PUT	5.000%	1/1/24	10,000	11,306
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	4.000%	8/1/25	5,000	5,675
Douglas County NE GO	4.000%	12/15/29	2,000	2,449
Douglas County NE Hospital Authority No. 2
Health Facilities Revenue (Children's Hospital
Obligated Group)	5.000%	11/15/34	1,000	1,215
Douglas County NE Hospital Authority No. 2
Health Facilities Revenue (Children's Hospital
Obligated Group)	5.000%	11/15/35	2,000	2,424
Douglas County NE Hospital Authority No. 2
Health Facilities Revenue (Children's Hospital
Obligated Group)	5.000%	11/15/37	1,000	1,204

Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/45	2,500	2,862
Nebraska Public Power Generation Agency
Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/31	10,625	12,438
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/36	1,010	1,267
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/37	6,000	6,711
University of Nebraska Student Fee Revenue	5.000%	1/1/22 (Prere.)	5,000	5,388
				66,614
Nevada (0.7%)
Clark County NV GO	4.000%	6/1/32	4,000	4,650
Clark County NV School District GO	4.000%	6/15/32 (4)	11,365	13,051
Clark County NV School District GO	4.000%	12/1/39	23,100	26,589
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/43	15,000	18,358
Las Vegas NV GO	4.000%	9/1/32	8,860	10,061
Las Vegas NV GO	4.000%	9/1/33	9,220	10,394
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,870	3,510
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	4.000%	12/1/33	5,000	5,757
North Las Vegas NV GO	3.000%	6/1/31 (15)	1,845	1,990
Washoe County NV Highway Fuel Tax Revenue	5.000%	2/1/42	7,500	9,348
Washoe County NV Highway Revenue	4.000%	2/1/38	1,325	1,557
Washoe County NV Highway Revenue	4.000%	2/1/39	1,000	1,172
Washoe County NV Highway Revenue	4.000%	2/1/40	1,275	1,490
				107,927
New Hampshire (0.1%)
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/34	1,375	1,466
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	7,955	8,455
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/21 (Prere.)	8,000	8,434
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/30	1,000	1,169
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/31	640	746
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/32	1,010	1,172
				21,442
New Jersey (3.1%)
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,570
Cumberland NJ Improvement Authority Lease
Revenue (Correctional Facility Project)	4.000%	10/1/43 (15)	2,000	2,284
Cumberland NJ Improvement Authority Lease
Revenue (Correctional Facility Project)	4.000%	10/1/48 (15)	2,500	2,834
Maple Shade Township NJ School District GO	3.000%	7/15/35 (4)	1,425	1,512
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	8/1/32	400	491
New Jersey Economic Development Authority
Revenue	5.000%	6/15/36	2,000	2,335

New Jersey Economic Development Authority
Revenue	4.625%	6/15/48	10,000	11,344
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	3.125%	7/1/31 (15)	1,250	1,325
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/31 (4)	1,760	2,138
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	4.000%	6/1/32 (4)	2,250	2,541
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	3,000	3,324
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/26 (2)	7,500	9,233
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	16,500	20,713
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	20,000	22,051
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/34	1,000	1,135
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/29	7,335	8,150
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	4.000%	7/1/47	10,025	11,192
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/27	5,755	7,066
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/29	2,695	3,276
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/41	3,600	4,146
New Jersey Higher Education Assistance
Authority Student Loan Revenue	2.375%	12/1/29	7,000	7,165
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	225	227
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/27	1,000	1,198
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	2,500	2,980
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	4,200	4,986
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	2,550	3,013
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	2,550	3,013
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/31	7,000	8,245
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/33	3,045	3,710
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/34	7,620	9,262

New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/35	2,920	3,540
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/36	5,305	6,413
New Jersey Transportation Trust Fund Authority
Revenue	4.000%	12/15/37 (15)	2,795	3,151
New Jersey Transportation Trust Fund Authority
Revenue	4.250%	12/15/38	3,055	3,438
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	6/15/44	7,865	9,323
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	6/15/50	5,500	6,471
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/28	12,000	13,328
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/29	1,925	2,079
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/30	1,000	1,231
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.000%	12/15/31	2,390	2,696
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/33	3,745	4,567
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/34	2,310	2,811
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.000%	6/15/36	3,785	4,220
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.500%	6/15/39	5,300	5,882
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/41	7,300	8,314
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/43	2,500	3,023
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	10,000	10,849
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/46	2,500	2,953
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	8,500	9,455
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	5,000	4,512
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/26	2,000	2,108
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	12,000	10,123
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	7,400	8,466
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	17,000	12,559
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	10,795	11,863
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	12,000	14,915
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	5,000	6,204
New Jersey Turnpike Authority Revenue	4.000%	1/1/35	17,170	20,053
New Jersey Turnpike Authority Revenue	5.000%	1/1/37	9,000	11,254
New Jersey Turnpike Authority Revenue	4.000%	1/1/43	3,420	3,913
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/27	2,000	2,189

Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/34	2,000	2,422
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/35	1,900	2,293
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/46	34,385	40,022
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/46	21,000	24,040
Toms River NJ Board of Education GO	3.000%	7/15/29	1,500	1,609
Toms River NJ Board of Education GO	3.000%	7/15/30	1,500	1,601
Toms River NJ Board of Education GO	3.000%	7/15/31	1,500	1,595
Toms River NJ Board of Education GO	3.000%	7/15/32	1,500	1,587
				453,531
New Mexico (0.7%)
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/27	1,525	1,903
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/30	1,650	2,035
New Mexico Finance Authority Revenue	5.000%	6/15/30	1,500	1,930
New Mexico Finance Authority Revenue	5.000%	6/15/31	2,505	3,208
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/22 (Prere.)	12,025	13,240
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	4.000%	8/1/33	6,705	7,711
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	4.000%	8/1/34	9,860	11,316
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/44	10,100	11,633
New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue PUT	5.000%	5/1/25	45,870	54,211
				107,187
New York (14.0%)
Hempstead NY GO	4.000%	4/1/27 (4)	6,850	7,876
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/21(Prere.)	17,785	18,687
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	10,945	11,460
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	2,025	2,493
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/39	2,000	2,306
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/41	3,250	3,890
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	17,000	19,415
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/46	1,735	2,061
Metropolitan Transportation Authority NY
Revenue	4.000%	11/15/50 (15)	7,000	7,939
Metropolitan Transportation Authority NY
Revenue	4.000%	11/15/52	25,000	28,277

Metropolitan Transportation Authority NY
Revenue	4.000%	11/15/54 (4)	20,000	22,855
Metropolitan Transportation Authority NY
Revenue VRDO	5.000%	11/15/24	27,500	32,331
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/46	3,000	3,501
Nassau County NY GO	5.000%	7/1/32 (4)	2,740	3,466
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/32	3,000	3,231
New York City NY GO	5.000%	8/1/24	4,650	5,493
New York City NY GO	5.000%	8/1/31	2,500	2,650
New York City NY GO	5.000%	10/1/31	5,120	5,670
New York City NY GO	5.000%	3/1/32	5,000	5,603
New York City NY GO	4.000%	8/1/32	5,000	5,773
New York City NY GO	5.000%	8/1/32	5,000	5,303
New York City NY GO	5.000%	8/1/32	2,170	2,819
New York City NY GO	5.000%	10/1/32	5,260	5,818
New York City NY GO	5.000%	10/1/32	2,000	2,638
New York City NY GO	5.000%	8/1/33	1,000	1,293
New York City NY GO	5.000%	10/1/33	1,770	2,323
New York City NY GO	5.000%	4/1/34	7,000	8,853
New York City NY GO	5.000%	12/1/34	16,310	20,111
New York City NY GO	5.000%	8/1/35	1,500	1,588
New York City NY GO	5.000%	10/1/35	5,020	6,263
New York City NY GO	4.000%	8/1/36	7,640	8,696
New York City NY GO	5.000%	8/1/37	8,600	10,465
New York City NY GO	4.000%	10/1/37	5,840	6,932
New York City NY GO	5.000%	10/1/37	5,000	6,191
New York City NY GO	5.000%	12/1/38	14,545	17,814
New York City NY GO	4.000%	8/1/40	12,340	14,454
New York City NY GO	5.000%	8/1/43	18,880	23,855
New York City NY GO	3.500%	4/1/46	5,110	5,484
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.950%	11/1/48	10,000	10,784
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.000%	11/1/53	9,000	9,677
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	4.000%	11/1/43	5,800	6,319
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	4.050%	11/1/48	4,040	4,389
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/20 (12)	8,400	8,393
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/22 (12)	4,585	4,464
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/24 (12)	9,670	9,140
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	12/15/20 (Prere.)	13,895	14,440
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	12/15/20 (Prere.)	1,500	1,562

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/21(Prere.)	13,775	14,578
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,580	6,944
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	8,000	9,748
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	3,500	3,829
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	9,000	10,155
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	5,802
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/37	10,000	12,695
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	20,000	23,652
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	7,105	7,374
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,343
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	6,320	6,864
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	5,000	5,885
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	20,025	24,415
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/48	10,000	11,250
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/48	5,040	6,134
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/49	7,285	8,387
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	5,000	5,486
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	13,000	13,765
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	800	877
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	4,320	5,527
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,293
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,010	6,385
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/34	5,100	6,467
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	9,550	12,072
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	10,000	10,903
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	2,750	2,924
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/38	10,500	12,127
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	8,000	9,535

New York City NY Transitional Finance Authority
Building Aid Revenue	3.000%	7/15/49	5,000	5,169
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	10,000	11,104
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	5,000	5,954
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	17,055	21,399
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	10,000	11,883
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/33	2,500	2,793
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	5,000	5,350
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/34	4,315	5,244
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/34	8,155	9,652
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	315	316
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	15,675	19,888
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	11,560	14,504
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	7,000	8,461
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	10,000	11,421
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	2/1/36	10,000	11,329
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/36	3,280	3,997
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/36	8,000	9,253
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/36	4,735	5,584
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/37	9,000	10,308
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/37	7,080	8,133
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/37	6,060	6,984
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	7,135	8,289
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/37	4,500	5,286
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/38	6,290	7,223
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/38	4,530	5,304
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/40	6,875	8,317
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/40	5,000	5,823
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	23,000	26,850

New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/41	5,010	5,770
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/42	4,500	4,833
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/42	10,510	12,040
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/42	10,015	11,382
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/43	5,000	5,668
New York City NY Transitional Finance Authority
Future Tax Secured Revenue	5.000%	8/1/38	10,000	12,564
New York City NY Transitional Finance Authority
Revenue	5.000%	5/1/37	25,790	33,114
New York City NY Transitional Finance Authority
Revenue	5.000%	5/1/39	10,030	12,500
New York City NY Transitional Finance Authority
Revenue	5.000%	5/1/39	5,150	6,560
New York City NY Transitional Finance Authority
Revenue	4.000%	8/1/39	8,000	9,262
New York City NY Transitional Finance Authority
Revenue	4.000%	5/1/43	9,690	11,222
New York City NY Transitional Finance Authority
Revenue	4.000%	11/1/43	2,975	3,464
New York Convention Center Development
Corp. Revenue	0.000%	11/15/40	3,500	2,047
New York Convention Center Development
Corp. Revenue	5.000%	11/15/45	5,130	6,110
New York Convention Center Development
Corp. Revenue	0.000%	11/15/47	6,180	2,819
4 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	14,365	14,500
New York Liberty Development Corp. Revenue	5.000%	11/15/31	3,000	3,212
New York Liberty Development Corp. Revenue	5.000%	11/15/44	7,550	8,026
New York Liberty Development Corp. Revenue	5.750%	11/15/51	18,500	20,011
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	10,250	14,442
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	7,500	7,765
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (Prere.)	4,675	5,051
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (Prere.)	1,325	1,431
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	4,500	5,031
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	5,000	5,684
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	11,935	13,567
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,105	1,349
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	4,750	5,260
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	6,000	7,016
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	6,030	7,044

New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/31	10,000	12,184
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	5,400	6,059
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/37	11,105	12,890
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	5,000	5,577
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/40	4,000	4,682
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/45	7,000	8,114
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	5,500	6,603
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	4,625	5,488
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/57	3,000	3,629
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	3,000	3,228
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	5,000	5,380
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/21 (Prere.)	2,000	2,156
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/28	5,250	5,844
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/29	11,530	14,647
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/32	18,285	23,101
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	12,925	13,718
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/21 (Prere.)	3,000	3,228
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/38	10,035	11,365
New York State Dormitory Authority Revenue	3.000%	10/1/31	5,465	5,859
New York State Dormitory Authority Revenue	3.000%	10/1/32	5,065	5,397
New York State Dormitory Authority Revenue	5.000%	10/1/32	5,000	6,151
New York State Dormitory Authority Revenue	5.000%	10/1/33	3,000	3,682
New York State Dormitory Authority Revenue	5.000%	7/1/38	2,900	3,676
New York State Dormitory Authority Revenue	4.000%	3/15/48	29,000	32,860
3 New York State Dormitory Authority Revenue	4.000%	7/1/50	5,000	5,770
3 New York State Dormitory Authority Revenue	4.000%	7/1/53	5,000	5,762
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	2,300	2,520
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/38	6,365	8,257
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/21 (ETM)	5	5
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/30	26,330	29,333
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/31	7,000	7,735
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/31	9,120	9,858

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	7,410	9,140
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	10,000	10,828
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	22,000	22,977
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/36	10,000	11,431
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/36	10,000	12,303
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/36	10,000	12,457
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/37	8,500	10,115
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	2,250	2,427
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	10,000	12,240
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	7,500	8,626
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	20,000	23,499
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/43	5,000	6,275
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/44	20,000	22,660
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/44	10,000	12,531
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/47	15,000	17,375
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/20 (Prere.)	5,000	5,105
New York State Dormitory Authority Sales Tax
Revenue	5.000%	9/15/28 (Prere.)	5	7
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/30	10,000	12,463
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/30	9,005	11,793
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	14,340	18,650
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	1,300	1,566
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37	3,805	4,801
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	5,000	6,260
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	10,705	13,403
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	22,110	28,002
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/39	18,000	22,072
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/40	5,000	6,226
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	5,860	6,647

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	3,500	3,691
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/43	5,000	5,577
New York State Liberty Development Corp.
Liberty Revenue (Bank of America Tower at
One Bryant Park Project)	2.450%	9/15/69	10,000	10,361
New York State Liberty Development Corp.
Liberty Revenue (Bank of America Tower at
One Bryant Park Project)	2.625%	9/15/69	10,000	10,389
New York State Thruway Authority Revenue	4.000%	1/1/39	3,750	4,413
New York State Thruway Authority Revenue	4.000%	1/1/50	3,750	4,286
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/31	6,265	6,796
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	5,050	6,218
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	11,170	12,509
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	5,835	6,751
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	10,000	11,201
New York State Urban Development Corp.
Sales Tax Revenue	4.000%	3/15/43	5,000	5,816
New York State Urban Development Corp.
Sales Tax Revenue	4.000%	3/15/45	10,690	12,412
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/28	4,000	4,888
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/31	2,000	2,422
Port Authority of New York & New Jersey
Revenue	4.000%	9/1/37	5,100	6,068
Port Authority of New York & New Jersey
Revenue	4.000%	11/1/37	5,685	6,777
Port Authority of New York & New Jersey
Revenue	4.000%	11/1/38	7,075	8,399
Port Authority of New York & New Jersey
Revenue	4.000%	11/1/39	4,800	5,673
Port Authority of New York & New Jersey
Revenue	4.000%	11/1/49	17,500	20,264
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	10,000	10,412
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/28	5,500	6,707
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/35	6,020	7,142
Triborough Bridge & Tunnel Authority New York
Revenue	6.125%	1/1/21 (ETM)	1,115	1,170
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/29	6,710	8,284
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/38	7,000	8,603
3 Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/36	4,210	5,325

Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	14,500	17,888
Utility Debt Securitization Authority New York
Revenue	4.000%	12/15/37	7,500	8,403
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/37	19,000	22,975
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	9,835	11,174
				2,053,654
North Carolina (1.2%)
Board of Governors of the University of North
Carolina Revenue (University of North
Carolina at Charlotte)	5.000%	10/1/47	5,350	6,538
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/28	1,500	1,816
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	4/1/28	1,110	1,364
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	4/1/30	1,000	1,223
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	4/1/32	1,825	2,214
Cabarrus County NC Installment Financing
Contract Revenue	4.000%	6/1/34	1,000	1,151
Charlotte NC Airport Revenue	5.000%	7/1/36	2,000	2,103
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	4.000%	1/15/39	5,000	5,622
Fayetteville NC Public Works Commission
Revenue	5.000%	3/1/30	2,445	3,138
Fayetteville NC Public Works Commission
Revenue	4.000%	3/1/31	2,655	3,145
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	4.000%	10/1/31	3,075	3,438
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/55	3,000	3,577
North Carolina GAN	5.000%	3/1/27	4,500	5,353
North Carolina GAN	5.000%	3/1/28	20,020	23,711
3 North Carolina Medical Care Commission Health
Care Facilities Revenue (Rex Hospital Inc.
Obligated Group)	4.000%	7/1/39	1,100	1,276
3 North Carolina Medical Care Commission Health
Care Facilities Revenue (Rex Hospital Inc.
Obligated Group)	4.000%	7/1/40	1,610	1,863
3 North Carolina Medical Care Commission Health
Care Facilities Revenue (Rex Hospital Inc.
Obligated Group)	3.000%	7/1/45	3,750	3,849
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/22 (Prere.)	580	635
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.250%	6/1/29	3,025	3,066
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Aldersgate)	5.000%	7/1/45	3,650	3,942

North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.375%	10/1/45	10,000	11,073
North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/37	1,100	1,243
North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/42	1,155	1,297
North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/47	2,500	2,797
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/31	12,025	14,463
North Carolina Turnpike Authority Revenue	4.000%	1/1/39	8,125	9,209
North Carolina Turnpike Authority Revenue	4.000%	1/1/41 (4)	10,000	11,429
North Carolina Turnpike Authority Revenue
(Triangle Expressway)	4.000%	1/1/55	5,000	5,574
Union County NC Enterprise System Revenue	3.000%	6/1/35	1,315	1,443
Union County NC Enterprise System Revenue	3.000%	6/1/36	1,345	1,466
University of North Carolina at Charlotte
Revenue	4.000%	10/1/36	1,130	1,291
University of North Carolina at Charlotte
Revenue	4.000%	10/1/37	1,105	1,258
University of North Carolina at Greensboro
Revenue	4.000%	4/1/33	1,750	2,037
University of North Carolina Hospitals at Chapel
Hill Revenue	5.000%	2/1/46	5,000	5,850
Wake County NC GO	5.000%	3/1/25	915	1,104
Wake County NC Limited Obligation Revenue	5.000%	9/1/24	2,035	2,408
Wake County NC Public Improvement GO	5.000%	3/1/25	7,950	9,590
Wake County NC Public Improvement GO	5.000%	4/1/25	1,850	2,238
Winston-Salem NC Water & Sewer System
Revenue	4.000%	6/1/30	1,610	1,872
Winston-Salem NC Water & Sewer System
Revenue	4.000%	6/1/31	1,500	1,737
Winston-Salem NC Water & Sewer System
Revenue	4.000%	6/1/32	2,000	2,304
				170,707
North Dakota (0.1%)
Ward County ND Health Care Facilities
Revenue (Trinity Health Obligated Group)	5.000%	6/1/48	4,000	4,578
Ward County ND Health Care Facilities
Revenue (Trinity Health Obligated Group)	5.000%	6/1/53	5,000	5,689
				10,267
Ohio (3.9%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/46	18,000	21,309
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/20 (Prere.)	10,000	10,247
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	1,300	1,390
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/36	2,250	2,546

Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/37	3,750	4,229
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/38	7,600	8,551
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/22 (Prere.)	4,000	4,330
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/36	2,520	3,097
Big Walnut OH School District School Facilities
Construction & Improvement GO	5.000%	12/1/55	6,000	7,284
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	4.000%	12/1/33	2,050	2,291
Brunswick OH City School District GO	5.250%	6/1/23 (Prere.)	4,000	4,576
Brunswick OH City School District GO	5.250%	6/1/23 (Prere.)	8,200	9,380
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	5,490	5,809
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	5,000	5,232
Butler County OH Hospital Facilities Revenue
(UC Health)	5.000%	11/15/45	8,810	10,227
Cincinnati OH Water System Revenue	3.000%	12/1/49	5,000	5,233
Cleveland OH Water Revenue	4.000%	1/1/31	1,355	1,487
Cleveland OH Water Revenue	4.000%	1/1/32	1,500	1,643
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/33	3,510	3,996
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/34	3,690	4,196
Columbus OH City School District GO	5.000%	12/1/42	8,000	9,656
Columbus OH GO	4.000%	8/15/25	1,335	1,556
Columbus OH GO	4.000%	4/1/30	10,000	11,744
Cuyahoga County OH GO	3.000%	12/1/35	2,000	2,136
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/42	14,500	16,790
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	4.750%	2/15/47	10,100	11,173
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.250%	2/15/47	2,000	2,344
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.500%	2/15/52	3,000	3,552
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.500%	2/15/57	5,000	5,907
Cuyahoga OH Community College District GO	4.000%	12/1/34	3,000	3,399
Euclid OH City School District GO	4.750%	1/15/54	2,685	3,054
Franklin County OH Health Care Facilities
Improvement Revenue (OPRS Communities)	5.000%	7/1/29	2,235	2,626
Franklin County OH Health Care Facilities
Improvement Revenue (OPRS Communities)	5.000%	7/1/38	11,975	13,794
Franklin County OH Hospital Facilities Revenue
(Nationwide Children's Hospital Project)	5.000%	11/1/48	5,000	7,579
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	4.000%	5/15/47	7,800	8,687
Franklin County OH Revenue (Trinity Health
Corp.)	4.000%	12/1/44	8,450	9,699

Franklin County OH Revenue (Trinity Health
Corp.)	5.000%	12/1/47	2,380	2,905
Great Oaks Career Campuses OH Board of
Education COP	3.000%	12/1/33	1,850	1,989
Great Oaks Career Campuses OH Board of
Education COP	3.000%	12/1/34	1,000	1,070
Great Oaks Career Campuses OH Board of
Education COP	3.000%	12/1/35	1,000	1,065
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/42	30,000	35,966
Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	4,700	5,392
Highland OH Local School District GO	5.250%	12/1/54	3,000	3,350
Lancaster OH Port Authority Gas Supply
Revenue PUT	5.000%	2/1/25	10,000	11,726
Liberty-Benton OH Local School District GO	4.000%	11/1/44	2,000	2,311
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/21 (Prere.)	1,875	2,009
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/21 (Prere.)	1,155	1,243
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/21 (Prere.)	2,135	2,297
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/21 (Prere.)	3,220	3,507
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/29	3,395	3,567
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/48	7,250	8,573
Montgomery County OH Hospital Revenue
(Premier Health Partners)	4.000%	11/15/42	2,830	3,151
Montgomery County OH Hospital Revenue
(Premier Health Partners)	4.000%	11/15/45	1,500	1,657
North Royalton OH City School District GO	4.000%	12/1/32	600	670
Northeast Ohio Regional Sewer District
Revenue	3.000%	11/15/34	2,000	2,174
Northeast Ohio Regional Sewer District
Revenue	3.000%	11/15/35	2,435	2,638
Northeast Ohio Regional Sewer District
Revenue	4.000%	11/15/36	4,250	5,060
Northeast Ohio Regional Sewer District
Revenue	4.000%	11/15/37	6,250	7,416
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/49	10,000	11,914
Ohio GO	5.000%	5/1/26	12,310	15,337
Ohio GO	5.000%	6/15/30	9,070	11,106
Ohio GO	5.000%	2/1/32	10,000	12,196
Ohio GO	5.000%	2/1/34	8,515	10,331
Ohio GO	5.000%	2/1/36	9,885	11,948
Ohio GO	5.000%	3/1/39	10,000	12,274
Ohio Higher Educational Facility Commission
Revenue (College of Wooster Project)	5.000%	9/1/43	11,050	13,573
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/43	2,500	2,880
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/46	16,070	18,361
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	1,750	1,860
Ohio Infrastructure Improvement GO	5.000%	9/1/36	12,030	13,749

Ohio Infrastructure Improvement GO	5.000%	9/1/37	9,650	11,009
Ohio State University General Receipts
Revenue	5.000%	6/1/38	7,000	7,824
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/30	7,570	8,829
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/31	19,600	22,672
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/48	4,965	5,473
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/28	2,000	2,543
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/29	20,000	25,418
Union County OH Memorial Hospital Revenue	5.000%	12/1/47	2,500	3,004
University of Cincinnati Ohio General Receipts
Revenue	4.000%	6/1/37	1,000	1,176
				563,962
Oklahoma (0.4%)
Oklahoma Capitol Improvement Authority
Highway Improvement Revenue	4.000%	7/1/34	2,000	2,267
Oklahoma City OK GO	4.000%	3/1/31	3,985	4,666
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/38	5,500	6,629
Oklahoma Turnpike Authority Revenue	4.000%	1/1/35	5,000	5,677
Oklahoma Turnpike Authority Revenue	4.000%	1/1/36	5,105	5,782
Oklahoma Turnpike Authority Revenue	5.000%	1/1/47	5,010	5,969
Oklahoma Turnpike Authority Revenue	4.000%	1/1/48	8,890	9,930
Tulsa County OK Public Facilities Authority
Revenue	4.000%	10/1/30	12,575	14,394
				55,314
Oregon (1.3%)
Clackamas County OR School District No. 7J
Lake Oswego GO	4.000%	6/1/33	1,400	1,619
Clackamas County OR School District No. 7J
Lake Oswego GO	4.000%	6/1/34	1,575	1,818
Clackamas County OR School District No. 7J
Lake Oswego GO	4.000%	6/1/39	6,000	6,815
Clackamas County OR School District No. 7J
Lake Oswego GO	4.000%	6/1/43	4,000	4,504
Deschutes County OR Hospital Facilities
Authority Revenue (St. Charles Memorial
Hospital Inc.)	4.000%	1/1/33	1,000	1,102
Deschutes County OR Hospital Facilities
Authority Revenue (St. Charles Memorial
Hospital Inc.)	4.000%	1/1/34	500	549
Deschutes County OR Hospital Facilities
Authority Revenue (St. Charles Memorial
Hospital Inc.)	4.000%	1/1/35	1,000	1,096
Deschutes County OR Hospital Facilities
Authority Revenue (St. Charles Memorial
Hospital Inc.)	5.000%	1/1/48	5,000	5,719
Eugene OR Electric Utility System Revenue	4.000%	8/1/31	700	803
Lane County OR School District No. 4J
(Eugene) GO	3.000%	6/15/33	3,615	3,947
Multnomah County OR School District No. 7
Reynolds GO	5.000%	6/15/26	2,225	2,696
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/30	555	582

Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/31	3,670	4,598
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/32	4,000	5,000
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/37	6,185	7,646
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/37	2,500	3,213
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/39	3,000	3,830
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/30	4,385	5,197
Oregon Facilities Authority Revenue (Reed
College Projects)	4.000%	7/1/41	4,700	5,340
Oregon GO	5.000%	5/1/26	1,435	1,788
Oregon GO	5.000%	5/1/31	1,000	1,225
Oregon GO	5.000%	5/1/31	6,400	8,426
Oregon GO	5.000%	6/1/31	645	830
Oregon GO	5.000%	5/1/32	460	588
Oregon GO	5.000%	5/1/32	3,010	3,679
Oregon GO	5.000%	6/1/32	305	391
Oregon GO	4.000%	8/1/32	3,000	3,508
Oregon GO	5.000%	5/1/33	280	357
Oregon GO	5.000%	6/1/33	390	498
Oregon GO	5.000%	5/1/34	1,280	1,626
Oregon GO	5.000%	5/1/34	8,790	11,464
Oregon GO	5.000%	6/1/34	500	636
Oregon GO	5.000%	6/1/34	6,040	7,891
Oregon GO	5.000%	6/1/35	500	635
Oregon GO	5.000%	8/1/35	2,040	2,554
Oregon GO	5.000%	5/1/36	1,000	1,264
Oregon GO	5.000%	6/1/36	685	868
Oregon GO	5.000%	5/1/37	700	882
Oregon GO	5.000%	6/1/37	1,560	1,970
Oregon GO	5.000%	5/1/38	650	817
Oregon GO	5.000%	5/1/39	5,000	6,041
Oregon GO	5.000%	5/1/44	4,720	5,997
Port of Portland OR International Airport
Revenue	5.000%	7/1/47	3,000	3,607
Portland OR GO (Public Safety Projects)	5.000%	6/15/24	1,120	1,319
Portland OR Sewer System Revenue	4.500%	5/1/32	9,475	11,205
Portland OR Sewer System Revenue	5.000%	3/1/34	10,000	13,160
Salem OR Hospital Facilities Authority Revenue
(Capital Manor Inc.)	5.000%	5/15/43	750	874
Salem OR Hospital Facilities Authority Revenue
(Capital Manor Inc.)	5.000%	5/15/48	1,000	1,159
Salem OR Hospital Facilities Authority Revenue
(Capital Manor Inc.)	5.000%	5/15/53	2,500	2,887
Salem OR Hospital Facilities Authority Revenue
(Salem Health Project)	5.000%	5/15/46	5,000	5,854
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/29	5,020	6,368
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/30	4,760	6,008
Tri-County Metropolitan Transportation District
of Oregon Revenue	3.000%	9/1/36	3,430	3,696

Washington & Clackamas Counties OR School
District No. 23J GO	5.000%	6/15/33	2,900	3,634
189,780
Pennsylvania (5.3%)

2 Allegheny County PA GO	5.000%	11/1/28	5,475	6,816
Allegheny County PA Hospital Development
Authority Revenue	4.000%	4/1/44	5,000	5,525
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/47	10,000	11,981
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	8,000	8,403
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	6/1/48	3,500	3,928
Altoona PA Area School District GO	5.000%	12/1/39 (15)	2,000	2,359
Altoona PA Area School District GO	5.000%	12/1/45 (15)	1,500	1,740
Armstrong PA School District GO	4.000%	3/15/36 (15)	1,150	1,334
Armstrong PA School District GO	4.000%	3/15/38 (15)	1,120	1,289
Armstrong PA School District GO	4.000%	3/15/41 (15)	1,200	1,367
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/36	1,855	2,209
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/37	2,575	3,062
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/44	4,000	4,218
3 Centennial PA School District Bucks County GO	5.000%	12/15/35	1,125	1,382
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	3,000	3,277
Cheltenham Township PA School District GO	5.000%	3/15/41	15,210	17,593
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	10/1/32	1,490	1,860
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	4.000%	10/1/36	1,800	2,054
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	4.000%	10/1/42	6,000	6,707
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	10/1/52	4,005	4,735
3 Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/29	1,750	2,248
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/34	1,875	2,324
Commonwealth Financing Authority
Pennsylvania Revenue	4.000%	6/1/39 (4)	2,625	2,962
Conestoga Valley PA School District GO	3.000%	2/1/34	2,050	2,182
Conestoga Valley PA School District GO	3.000%	2/1/36	2,175	2,304
Cumberland County PA Municipal Authority
Revenue (Penn State Health Obligated
Group)	4.000%	11/1/44	9,325	10,478
Cumberland County PA Municipal Authority
Revenue (Penn State Health Obligated
Group)	4.000%	11/1/49	2,000	2,236
Delaware County PA Authority University
Revenue (Villanova University)	4.000%	12/1/30	1,930	2,228

Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/31	825	984
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/32	920	1,095
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/33	2,625	3,121
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/34	2,000	2,374
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/35	2,160	2,560
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/20 (Prere.)	4,325	4,403
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	2/15/39	5,600	6,742
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	4.000%	2/15/47	5,000	5,491
Haverford PA GO	3.600%	6/1/43	3,355	3,618
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/49	7,500	8,395
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	7/1/36	2,000	2,366
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/27	3,155	3,980
Montgomery County PA Higher Education &
Health Authority Revenue (Hill School Project)	4.000%	8/15/50	4,000	4,434
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/44	2,700	3,049
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/49	6,550	7,342
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/51	4,325	5,281
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/45	5,000	5,640
Montgomery County PA Industrial Development
Authority Revenue (Haverford School Project)	3.000%	3/1/49	3,500	3,556
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/21 (Prere.)	3,000	3,325
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/21 (Prere.)	2,390	2,649
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	5.000%	12/1/37	3,100	3,473
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.000%	7/1/45	6,140	6,697
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.125%	7/1/50	5,015	5,488

Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	4.000%	7/1/48	12,000	13,218
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/30	13,955	16,243
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/34	3,000	3,464
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	11/15/35	6,660	7,603
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/38	12,000	13,316
2 Pennsylvania GO	4.000%	8/15/28 (4)	15,000	17,125
Pennsylvania GO	4.000%	3/1/33 (4)	10,000	11,601
Pennsylvania GO	4.000%	3/1/34 (4)	10,000	11,579
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/38	4,500	5,276
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	1,000	1,053
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	5,160	5,286
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/28	3,100	3,357
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/30	3,000	3,244
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/31	1,500	1,621
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	1,500	1,620
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/45	2,000	2,316
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/50	16,870	19,657
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/32	2,750	3,142
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/33	1,555	1,773
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/33	2,895	3,603
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/38	2,600	3,052
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/40	8,000	9,406
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/49	10,000	11,469
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	4,790	4,841
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	5.000%	12/1/33 (4)	1,000	1,191
Pennsylvania State University Revenue	5.000%	9/1/27	830	1,038

Pennsylvania State University Revenue	5.000%	9/1/28	1,000	1,210
Pennsylvania State University Revenue	5.000%	9/1/28	3,000	3,630
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/22 (Prere.)	5,000	5,572
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/22 (Prere.)	825	918
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/23 (Prere.)	9,015	10,552
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/23 (Prere.)	7,255	8,507
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/42	175	191
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/43	5,100	6,223
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	6,000	6,278
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	11,325	13,809
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	1,815	2,214
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	7,555	9,214
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	4,315	5,245
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29 (4)	13,000	15,907
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/34	11,670	12,989
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	4,000	5,104
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	5,050	6,198
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	2,200	2,844
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	14,955	18,014
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	7,015	9,042
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	7,500	9,627
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	5,000	6,251
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	4,385	5,611
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	12,270	14,520
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	5,025	5,883
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	5,010	6,246
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	6,400	7,432
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	16,400	19,151
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	4,710	5,790
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	12,000	13,749
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45	8,500	9,968
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/49	6,460	7,197
1 Pennsylvania Turnpike Commission Revenue,
4.500% coupon rate effective 12/1/2021	0.000%	12/1/34	3,500	3,747
1 Pennsylvania Turnpike Commission Revenue,
4.750% coupon rate effective 12/1/2021	0.000%	12/1/37	6,000	6,436
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/45	6,035	6,858
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	4.000%	7/1/37	5,000	5,719
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	4.000%	9/1/47	6,150	6,714
Philadelphia PA Gas Works Revenue	5.000%	8/1/34	1,115	1,363
Philadelphia PA Gas Works Revenue	5.000%	8/1/35	1,150	1,402
Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,700	2,068
Philadelphia PA Gas Works Revenue	5.000%	8/1/37	1,600	1,938
Philadelphia PA Gas Works Revenue	5.000%	8/1/42	3,700	4,421
Philadelphia PA Gas Works Revenue	5.000%	8/1/47	7,000	8,303
Philadelphia PA GO	5.000%	8/1/29	5,735	6,830

Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	3,000	3,252
Philadelphia PA School District GO	5.000%	9/1/25 (15)	5,500	6,638
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/45	10,500	11,878
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/49	7,000	8,745
Spring Township PA GO	3.000%	11/15/33	1,020	1,100
Spring Township PA GO	3.000%	11/15/34	1,050	1,121
Spring Township PA GO	3.000%	11/15/35	1,085	1,150
Spring Township PA GO	3.000%	11/15/36	1,115	1,180
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/25 (4)	10,000	11,924
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/33 (4)	2,500	3,025
Upper St. Clair Township PA School District GO	3.250%	10/1/35	5,000	5,330
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/23 (Prere.)	3,000	3,426
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/23 (Prere.)	4,210	4,808
Wilkes-Barre PA Area School District GO	5.000%	4/15/59 (15)	3,355	4,039
York County PA GO	4.000%	3/1/35	3,000	3,451
				773,910
Puerto Rico (0.2%)
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	887	806
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	4,814	4,052
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	12,045	9,556
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	19,347	21,005
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	695	754
				36,173
Rhode Island (0.1%)
Rhode Island & Providence Plantations GO	5.500%	8/1/21 (Prere.)	2,520	2,694
Rhode Island & Providence Plantations GO	5.500%	8/1/21 (Prere.)	7,355	7,863
Rhode Island Housing & Mortgage Finance
Corp. Revenue	4.000%	10/1/40	285	296
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/35	10,000	11,340
				22,193
South Carolina (1.5%)
Charleston County SC Airport District System
Revenue	5.000%	7/1/43	5,000	5,573
Charleston County SC GO	4.000%	11/1/30	5,715	6,811
Charleston County SC GO	4.000%	11/1/31	6,110	7,251
Charleston County SC GO	4.000%	11/1/32	6,520	7,690
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/29	2,500	2,951
Columbia SC Waterworks & Sewer System
Revenue	4.000%	2/1/34	725	864
Lexington County SC Health Services District
Inc. Hospital Revenue	4.000%	11/1/30	1,000	1,148
Lexington County SC Health Services District
Inc. Hospital Revenue	4.000%	11/1/32	1,400	1,594
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/34	1,165	1,385

North Charleston SC Revenue	5.000%	10/1/40	7,000	8,325
Patriots Energy Group Finance Authority SC
Gas Supply Revenue PUT	4.000%	2/1/24	20,000	22,030
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29	3,275	3,823
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/30	2,745	3,189
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	10,629
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/30	1,500	1,774
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/38	5,305	6,153
South Carolina Jobs Economic Development
Authority Hospital Revenue (Conway
Hospitals Inc.)	5.250%	7/1/47	12,600	14,662
South Carolina Jobs Economic Development
Authority Hospital Revenue (Prisma Health)	4.250%	5/1/48	8,000	8,810
South Carolina Public Service Authority
Revenue	5.000%	12/1/26	2,600	2,791
South Carolina Public Service Authority
Revenue	5.000%	12/1/31	5,000	5,795
South Carolina Public Service Authority
Revenue	5.000%	12/1/33	5,245	6,277
South Carolina Public Service Authority
Revenue	5.000%	12/1/33	2,590	3,138
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	10,215	11,426
South Carolina Public Service Authority
Revenue	5.000%	12/1/39	4,335	4,959
South Carolina Public Service Authority
Revenue	5.000%	12/1/43	1,085	1,161
South Carolina Public Service Authority
Revenue	5.125%	12/1/43	1,810	2,025
South Carolina Public Service Authority
Revenue	5.000%	12/1/50	5,935	6,765
South Carolina Public Service Authority
Revenue	5.500%	12/1/54	10,000	11,388
South Carolina Public Service Authority
Revenue	5.250%	12/1/55	10,500	12,207
South Carolina Public Service Authority
Revenue	5.000%	12/1/56	12,500	14,582
University of South Carolina Athletic Facilities
Revenue	5.000%	5/1/30	1,870	2,337
University of South Carolina Athletic Facilities
Revenue	5.000%	5/1/31	2,045	2,540
University of South Carolina Athletic Facilities
Revenue	5.000%	5/1/32	2,145	2,658
University of South Carolina Athletic Facilities
Revenue	5.000%	5/1/34	865	1,066
University of South Carolina Athletic Facilities
Revenue	5.000%	5/1/40	9,075	11,018
York County SC School District GO (Fort Mill
School District No. 4)	3.000%	3/1/31	5,380	6,009
				222,804

South Dakota (0.2%)
South Dakota Health & Educational Facilities
Authority Revenue (Avera Health Obligated
Group)	4.000%	7/1/34	9,710	10,946
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/35	3,020	3,530
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/37	10,045	10,909
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/45	1,000	1,147
				26,532
Tennessee (1.6%)
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.250%	1/1/23 (Prere.)	14,005	15,711
Chattanooga TN Health Educational & Housing
Facility Board Revenue (CommonSpirit
Health)	5.000%	8/1/34	1,500	1,879
Chattanooga TN Health Educational & Housing
Facility Board Revenue (CommonSpirit
Health)	4.000%	8/1/36	1,000	1,145
Chattanooga TN Health Educational & Housing
Facility Board Revenue (CommonSpirit
Health)	4.000%	8/1/38	1,000	1,137
Chattanooga TN Health Educational & Housing
Facility Board Revenue (CommonSpirit
Health)	4.000%	8/1/44	3,000	3,359
Chattanooga TN Health Educational & Housing
Facility Board Revenue (CommonSpirit
Health)	5.000%	8/1/44	2,500	3,060
Franklin TN GO	5.000%	3/1/24	1,485	1,731
Franklin TN GO	5.000%	3/1/25	1,250	1,507
Franklin TN GO	5.000%	3/1/25	1,855	2,237
Jackson TN Hospital Improvement Revenue
(West Tennessee Healthcare Obligated
Group)	5.000%	4/1/41	3,000	3,664
Knox County TN GO	5.000%	6/1/24	1,390	1,631
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/36	2,605	3,065
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/36	2,500	2,918
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/47	11,315	12,980
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/26	10,000	12,131
Metropolitan Government of Nashville &
Davidson County TN GO	4.000%	7/1/33	7,000	8,272
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	7/1/46	6,000	7,016

Metropolitan Government of Nashville &
Davidson County TN Health and Educational
Facilities Revenue(Vanderbilt University
Medical Center)	5.000%	7/1/48	5,000	5,901
Metropolitan Nashville TN Airport Authority
Revenue	5.000%	7/1/44	7,500	9,628
Shelby County TN GO	3.125%	4/1/32	4,000	4,508
Shelby County TN GO	3.125%	4/1/33	4,000	4,475
Sumner County TN School & Public
Improvement GO	5.000%	12/1/26	3,030	3,822
Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24	40,000	46,511
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/20	760	778
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	1,025	1,128
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	9,905	10,960
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	3,735	4,241
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	6,185	7,229
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	2,160	2,630
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	19,950	24,142
Tennessee Energy Acquisition Corp. Gas
Revenue PUT	4.000%	11/1/25	5,000	5,664
Tennessee GO	5.000%	9/1/29	2,500	2,954
Tennessee GO	5.000%	8/1/30	1,345	1,631
Tennessee GO	5.000%	9/1/34	700	820
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	7/1/37	380	394
Tennessee Housing Development Agency
Homeownership Program Revenue	4.000%	7/1/38	865	892
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/32	7,000	8,442
Washington County TN GO	4.000%	6/1/29	3,260	3,785
				233,978
Texas (7.4%)
Arlington TX GO	5.000%	8/15/26	2,795	3,486
Arlington TX Independent School District GO	4.000%	2/15/30	2,000	2,260
Arlington TX Special Tax Revenue	5.000%	2/15/41 (15)	6,000	6,852
Arlington TX Special Tax Revenue	5.000%	2/15/48 (4)	7,600	9,147
Arlington TX Special Tax Revenue	5.000%	2/15/48 (15)	15,000	16,338
Austin TX Airport System Revenue	5.000%	11/15/41	6,725	8,100
Austin TX Airport System Revenue	5.000%	11/15/46	11,010	13,160
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/29	3,315	3,975
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/31	7,140	8,534
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/31	600	751
Austin TX Community College District Public
Facilities Corp. Lease Revenue	4.000%	8/1/32	1,000	1,162
Austin TX Community College District Public
Facilities Corp. Lease Revenue	4.000%	8/1/33	485	562

Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/36	755	931
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/37	535	658
Austin TX GO	5.000%	9/1/32	1,300	1,528
Austin TX Independent School District GO	5.000%	8/1/26	1,425	1,734
Austin TX Independent School District GO	5.000%	8/1/32	5,235	6,728
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/28	3,170	4,055
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/29	5,195	6,635
Belton TX Independent School District GO	5.000%	2/15/36	2,500	3,035
Belton TX Independent School District GO	5.000%	2/15/42	7,500	9,011
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/21 (Prere.)	4,260	4,445
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/21 (Prere.)	1,000	1,048
Central Texas Regional Mobility Authority
Revenue	6.750%	1/1/21 (Prere.)	2,000	2,104
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/45	6,000	6,938
Clear Creek TX Independent School District GO	5.000%	2/15/30	10,000	11,887
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	3,000	3,134
Crowley TX Independent School District GO	4.000%	8/1/49	8,500	9,760
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/28	5,000	6,390
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/41	8,950	10,726
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/46	3,580	4,271
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28 (12)	2,125	2,131
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/31	5,825	6,691
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/37	5,000	5,505
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	6,445	7,092
Denton TX Independent School District GO	5.000%	8/15/45	12,000	14,056
El Paso County TX Community College District
Revenue	5.000%	4/1/42 (4)	5,000	5,872
El Paso TX GO	5.000%	8/15/27	3,625	4,502
El Paso TX Independent School District GO	4.000%	8/15/33	2,500	2,863
El Paso TX Independent School District GO	5.000%	8/15/42	10,000	12,060
El Paso TX Water & Sewer Revenue	5.000%	3/1/30	3,545	4,398
El Paso TX Water & Sewer Revenue	5.000%	3/1/31	1,120	1,387
El Paso TX Water & Sewer Revenue	4.000%	3/1/35	1,750	2,001
Friendswood TX Independent School District
GO	4.000%	2/15/32	3,630	4,122
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.250%	10/1/51	12,000	13,586
1 Grand Parkway Transportation Corp. Texas
System Toll Revenue, 5.500% coupon rate
effective 10/1/2023	0.000%	10/1/35	21,495	24,067
1 Grand Parkway Transportation Corp. Texas
System Toll Revenue, 5.500% coupon rate
effective 10/1/2023	0.000%	10/1/36	8,510	9,500

Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	5.000%	12/1/22 (Prere.)	8,240	9,170
Harris County TX GO	5.000%	10/1/26	3,000	3,686
Harris County TX Sports Authority Revenue	5.000%	11/15/27 (4)	2,150	2,513
Harris County TX Sports Authority Revenue	5.000%	11/15/28	1,465	1,684
Harris County TX Sports Authority Revenue	5.000%	11/15/30	2,790	3,198
Hays County TX GO	4.000%	2/15/31	2,265	2,579
Hays County TX GO	4.000%	2/15/32	3,820	4,333
Hays County TX GO	4.000%	2/15/32	3,135	3,617
Hays County TX GO	4.000%	2/15/33	865	995
Hays County TX GO	4.000%	2/15/33	3,320	3,821
Hays County TX GO	5.000%	2/15/42	4,000	4,820
Houston TX Airport System Revenue	5.000%	7/1/32	3,000	3,266
Houston TX Community College System GO	5.000%	2/15/32	2,920	3,240
3 Houston TX Community College System GO	5.000%	2/15/35	3,000	3,829
3 Houston TX Community College System GO	4.000%	2/15/36	8,500	9,936
Houston TX GO	5.000%	3/1/27	13,350	16,370
Houston TX Utility System Revenue	5.250%	11/15/20 (Prere.)	5,000	5,172
Houston TX Utility System Revenue	5.000%	5/15/28	3,105	3,611
Houston TX Utility System Revenue	5.000%	11/15/32	28,465	35,332
Houston TX Utility System Revenue	5.000%	11/15/36	3,000	3,677
Humble TX Independent School District GO	4.000%	2/15/28	10,290	11,688
Lake Travis TX Independent School District GO	4.000%	2/15/33	1,000	1,151
Lake Travis TX Independent School District GO	4.000%	2/15/34	1,015	1,165
Lamar TX Consolidated Independent School
District GO	4.000%	2/15/30	10,000	11,300
Lamar TX Consolidated Independent School
District GO	4.000%	2/15/31	5,000	5,629
Lamar TX Consolidated Independent School
District GO	4.000%	2/15/32	6,835	7,680
Laredo TX Community College District GO	5.000%	8/1/30	2,015	2,348
Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,739
Laredo TX Waterworks Sewer System Revenue	4.000%	3/1/44	1,250	1,418
Laredo TX Waterworks Sewer System Revenue	4.000%	3/1/49	2,250	2,527
Lone Star College System Texas GO	4.000%	2/15/29	1,150	1,304
3 Lower Colorado River Authority Texas Revenue	5.000%	5/15/33	4,585	6,041
3 Lower Colorado River Authority Texas Revenue	5.000%	5/15/34	5,000	6,573
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/30	5,070	5,847
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/31	3,460	3,986
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/40	5,540	6,484
Lubbock TX GO	4.000%	2/15/30	1,250	1,437
Mansfield TX Independent School District GO	5.000%	2/15/45	5,000	5,786
Marble Falls TX Independent School District GO	5.000%	8/15/26	730	913
Missouri City TX GO	4.000%	6/15/32	1,110	1,269
Nederland TX Independent School District GO	3.000%	8/15/34	1,175	1,270
New Hope TX Cultural Education Facilities
Finance Corp. First Mortgage Revenue
(Morningside Ministries Project)	6.500%	1/1/48	10,350	11,294

New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	5.000%	8/15/47	5,040	6,032
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Legacy at Willow Bend Retirement
Community Project)	5.000%	11/1/46	4,870	5,283
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/43	1,650	1,779
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/49	1,600	1,721
New Hope TX Cultural Education Facilities
Finance Corp. Revenue (CHF-Collegiate
Housing Denton LLC)	5.000%	7/1/58 (4)	1,000	1,151
New Hope TX Cultural Education Facilities
Finance Corp. Revenue (Collegiate Housing
Denton, LLC Texas Woman's University
Housing Project)	5.000%	7/1/58 (4)	3,670	4,224
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/46	5,000	5,704
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/32	4,575	5,503
North Texas Tollway Authority System Revenue	6.000%	1/1/21 (Prere.)	12,500	13,077
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	9,000	9,571
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	2,000	2,127
North Texas Tollway Authority System Revenue	6.000%	9/1/21 (Prere.)	2,500	2,697
North Texas Tollway Authority System Revenue	6.250%	2/1/23	10,000	10,039
North Texas Tollway Authority System Revenue	5.000%	1/1/30	10,000	11,785
North Texas Tollway Authority System Revenue	5.000%	1/1/32	3,000	3,525
North Texas Tollway Authority System Revenue	5.000%	1/1/33	13,675	14,648
North Texas Tollway Authority System Revenue	5.000%	1/1/34	14,355	15,365
North Texas Tollway Authority System Revenue	5.000%	1/1/38	5,900	6,516
North Texas Tollway Authority System Revenue	5.000%	1/1/39	6,500	7,816
North Texas Tollway Authority System Revenue	5.000%	1/1/43	23,900	28,541
North Texas Tollway Authority System Revenue	5.000%	1/1/48	15,110	17,928
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/23	1,000	1,108
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/24	4,325	4,789
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/25	4,520	4,990
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/26	2,250	2,480
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/27	1,845	2,031
Pasadena TX GO	4.000%	2/15/32	1,500	1,672
Round Rock TX Independent School District GO	4.000%	8/1/30	3,130	3,555
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/22	5,620	6,203

SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/23	6,200	7,074
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/25	2,550	3,057
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/38	3,500	3,915
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/47	5,000	5,996
San Antonio TX GO	4.000%	8/1/31	6,305	7,511
San Antonio TX GO	4.000%	8/1/33	8,710	10,298
San Jacinto TX Community College District GO	5.000%	2/15/29	3,860	4,740
San Jacinto TX Community College District GO	5.000%	2/15/30	4,055	4,962
San Jacinto TX Community College District GO	5.000%	2/15/31	2,250	2,746
San Jacinto TX Community College District GO	5.000%	2/15/32	2,000	2,431
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/37	4,500	5,331
Texas GO	5.000%	8/1/27	2,000	2,420
Texas GO	4.000%	5/15/32	2,250	2,530
Texas GO	5.000%	10/1/44	10,205	11,848
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	650	673
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	1,550	1,778
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	6,680	7,886
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/25	2,665	3,234
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/26	2,740	3,029
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/26	1,490	1,848
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/29	5,000	5,495
Texas Private Activity Surface Transportation
Corp. Revenue	5.000%	12/31/32	4,500	5,806
Texas Private Activity Surface Transportation
Corp. Revenue	5.000%	12/31/33	5,665	7,287
Texas Private Activity Surface Transportation
Corp. Revenue	5.000%	12/31/34	6,000	7,685
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	6/30/40	29,910	30,585
Texas State University System Financing
System Revenue	5.000%	3/15/23 (Prere.)	3,340	3,760
Texas Transportation Commission Revenue	5.000%	8/15/41	3,815	4,130
Texas Transportation Commission Revenue	5.000%	8/1/57	5,750	6,817
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	7,250	8,355
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	6,450	7,455
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/26 (ETM)	555	512
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/26 (2)	9,500	8,567
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/28 (ETM)	50	44

Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/28 (2)	29,985	25,637
Texas Water Development Board Revenue	5.000%	4/15/24	1,260	1,472
Texas Water Development Board Revenue	5.000%	4/15/25	2,105	2,540
Texas Water Development Board Revenue	5.000%	4/15/29	3,010	3,847
Texas Water Development Board Revenue	5.000%	10/15/30	10,040	12,199
Texas Water Development Board Revenue	4.000%	10/15/32	5,020	5,893
Texas Water Development Board Revenue	3.000%	10/15/33	4,750	5,188
Texas Water Development Board Revenue	4.000%	10/15/33	12,000	14,284
Texas Water Development Board Revenue	4.000%	10/15/34	13,000	15,439
United TX Independent School District GO	5.000%	8/15/28	2,355	2,833
United TX Independent School District GO	5.000%	8/15/29	2,535	3,043
University of Houston Texas Revenue	4.000%	2/15/30	4,610	5,176
3 University of Houston Texas Revenue	3.000%	2/15/34	10,605	11,483
University of Houston Texas Revenue	4.000%	2/15/37	16,205	18,195
University of North Texas Revenue	5.000%	4/15/33	3,200	3,790
University of North Texas Revenue	5.000%	4/15/34	3,000	3,546
University of North Texas Revenue	5.000%	4/15/36	3,000	3,536
Ysleta TX Independent School District GO	5.000%	8/15/41	7,065	8,321
Ysleta TX Independent School District GO	5.000%	8/15/45	10,905	12,773
Ysleta TX Independent School District GO	5.000%	8/15/47	9,950	11,854
3 Ysleta TX Independent School District GO	4.000%	8/15/52	5,000	5,756
				1,081,346
Utah (0.5%)
Alpine UT School District GO	5.000%	3/15/25	2,305	2,780
Salt Lake City UT Airport Revenue	5.000%	7/1/42	5,000	6,068
University of Utah Revenue	4.000%	8/1/33	2,145	2,488
University of Utah Revenue	4.000%	8/1/33	1,000	1,160
University of Utah Revenue	4.000%	8/1/34	1,175	1,360
University of Utah Revenue	4.000%	8/1/35	1,000	1,155
Utah Charter Academies Inc. School Revenue	5.000%	10/15/38	720	869
Utah Charter Academies Inc. School Revenue	5.000%	10/15/43	1,150	1,378
Utah Charter Academies Inc. School Revenue	5.000%	10/15/48	1,200	1,428
Utah Charter School Finance Authority Revenue
(Summit Academy Inc.)	5.000%	4/15/44	625	767
Utah Charter School Finance Authority Revenue
(Summit Academy Inc.)	5.000%	4/15/49	1,150	1,405
Utah County UT Hospital Revenue (IHC Health
Services)	5.000%	5/15/41	16,500	19,636
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	6,215	7,103
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	17,325	20,572
				68,169
Virginia (1.6%)
Chesapeake Bay VA Bridge & Tunnel District
Revenue	5.000%	7/1/41 (4)	5,015	6,015
Chesapeake Bay VA Bridge & Tunnel District
Revenue	5.000%	7/1/51	5,000	5,830
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/32	1,800	2,114
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/34	1,145	1,340
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	4.000%	4/1/31	3,810	4,346

Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	4.000%	4/1/32	11,190	12,739
Fairfax County VA GO	5.000%	10/1/29	11,190	14,265
Fairfax County VA GO	5.000%	10/1/32	1,985	2,443
Fairfax County VA Public Improvement GO	5.000%	10/1/35	2,735	3,590
Fairfax County VA Sewer Revenue	4.000%	7/15/32	2,515	2,913
Fairfax VA GO	4.000%	10/1/28	3,000	3,329
Hampton Roads VA Sanitation & Wastewater
District Revenue	5.000%	10/1/27 (Prere.)	1,725	2,225
Henrico County VA Economic Development
Authority Revenue (Bon Secours Health
System)	5.250%	11/1/20 (Prere.)	3,500	3,611
Henrico County VA Water & Sewer Revenue	3.000%	5/1/34	3,445	3,756
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	5.000%	1/1/42	695	752
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	5.000%	1/1/48	1,250	1,350
Loudoun County VA GO	4.000%	12/1/30	7,325	8,966
Loudoun County VA GO	3.000%	12/1/31	7,535	8,299
Loudoun County VA GO	4.000%	12/1/32	6,900	7,840
Loudoun County VA GO	4.000%	12/1/33	6,895	7,838
Richmond VA GO	3.375%	3/1/41	3,000	3,239
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/28	1,640	1,781
University of Virginia Revenue	5.000%	6/1/23 (Prere.)	8,000	9,086
University of Virginia Revenue	5.000%	4/1/45	5,000	5,858
Virginia Beach VA GO	5.000%	4/1/25	3,275	3,958
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/26	2,155	2,669
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	3.000%	2/1/32	6,000	6,611
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	3.000%	2/1/33	6,315	6,923
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	3.000%	2/1/37	2,865	3,076
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/23	4,200	4,816
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/22 (Prere.)	28,875	31,582
Virginia Commonwealth Transportation Board
Revenue	3.000%	5/15/33	5,310	5,757
Virginia Commonwealth Transportation Board
Revenue	3.000%	5/15/34	5,470	5,869
Virginia Commonwealth Transportation Board
Revenue	3.000%	5/15/35	2,720	2,906
Virginia Public Building Authority Public Facilities
Revenue	4.000%	8/1/30	4,000	4,724

Virginia Public Building Authority Public Facilities
Revenue	4.000%	8/1/31	4,420	5,206
Virginia Public Building Authority Revenue	5.000%	8/1/32	9,370	12,095
Virginia Public School Authority Revenue	3.000%	10/1/32	5,455	5,952
Virginia Resources Authority Infrastructure
Revenue	3.000%	11/1/36	2,340	2,553
Virginia Resources Authority Infrastructure
Revenue	3.000%	11/1/37	2,425	2,619
3 Virginia Small Business Financing Authority
Revenue (Sentara Healthcare)	4.000%	11/1/38	1,000	1,180
3 Virginia Small Business Financing Authority
Revenue (Sentara Healthcare)	4.000%	11/1/39	3,750	4,410
				236,431
Washington (0.9%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/41	13,770	16,620
King County WA Sewer Revenue	4.000%	7/1/30	3,300	3,674
King County WA Sewer Revenue	4.000%	7/1/31	3,320	3,673
3 Mason County WA Public Utility District No. 3
Revenue	4.000%	12/1/39	2,475	2,884
3 Mason County WA Public Utility District No. 3
Revenue	4.000%	12/1/40	1,555	1,807
3 Mason County WA Public Utility District No. 3
Revenue	4.000%	12/1/45	2,000	2,292
Port of Seattle WA Revenue	5.000%	8/1/29	10,500	11,493
Port of Seattle WA Revenue	5.000%	4/1/31	3,260	3,798
Port of Seattle WA Revenue	5.000%	4/1/32	3,425	3,986
Port of Seattle WA Revenue	5.000%	3/1/33	4,380	5,075
Port of Seattle WA Revenue	5.000%	4/1/34	3,665	4,248
Port of Seattle WA Revenue	5.000%	3/1/35	3,240	3,739
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/21 (Prere.)	2,000	2,087
Seattle WA Municipal Light & Power Revenue	4.000%	4/1/29	3,825	4,446
Snohomish County WA Public Utility District No.
1 Revenue	5.000%	12/1/40	5,000	5,942
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/30	2,690	2,695
University of Washington Revenue	5.000%	7/1/34	2,000	2,179
3 Washington GO	5.000%	6/1/33	2,900	3,639
Washington GO	5.000%	2/1/35	10,000	10,746
Washington GO	5.000%	8/1/35	2,000	2,113
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/44	5,000	5,380
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	7,500	8,237
Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital)	5.000%	10/1/40	2,215	2,266
Washington Health Care Facilities Authority
Revenue (Swedish Health Services)	6.250%	5/15/21 (Prere.)	6,500	6,942
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/37	2,400	2,805
Washington Housing Finance Commission Multi-
Family Housing Revenue (The Hearthstone
Project)	5.000%	7/1/48	2,400	2,590
Washington Housing Finance Commission Multi-
Family Housing Revenue (The Hearthstone
Project)	5.000%	7/1/53	2,245	2,416

Washington Housing Finance Commission
Revenue (Horizon House Project)	5.000%	1/1/48	4,500	5,126
				132,898
West Virginia (0.5%)
Morgantown WV Combined Utility System
Revenue	5.000%	12/1/41 (4)	7,000	8,399
Morgantown WV Combined Utility System
Revenue	5.000%	12/1/46 (4)	6,320	7,530
West Virginia Economic Development Authority
Lottery Revenue	4.000%	6/15/34	7,595	8,679
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,590
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.500%	6/1/44	20,000	22,313
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/51	2,500	2,737
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/52	2,500	2,961
West Virginia State School Building Authority
Lottery Revenue	5.000%	7/1/30	2,975	3,818
West Virginia University Revenue	5.000%	10/1/36	5,985	6,348
West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/30	3,000	3,497
				68,872
Wisconsin (1.7%)
Milwaukee WI GO	3.000%	4/1/32	4,820	5,117
Monona Grove WI School District Building &
Improvement GO	3.000%	5/1/34 (4)	2,195	2,357
Monona Grove WI School District Building &
Improvement GO	3.000%	5/1/35 (4)	4,715	5,048
Mount Pleasant WI Revenue (Village of Mount
Pleasant)	5.000%	4/1/48	3,000	3,639
Wisconsin GO	5.000%	5/1/31	8,635	10,299
Wisconsin GO	5.000%	5/1/31	9,450	11,594
Wisconsin GO	5.000%	5/1/32	5,950	7,273
Wisconsin GO	5.000%	11/1/33	13,400	16,770
Wisconsin GO	5.000%	5/1/35	7,175	8,952
Wisconsin GO	5.000%	5/1/36	5,000	5,943
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.250%	6/1/20 (Prere.)	6,785	6,880
Wisconsin Health & Educational Facilities
Authority Revenue (Advocate Aurora Health
Obligated Group)	4.000%	8/15/35	1,440	1,663
Wisconsin Health & Educational Facilities
Authority Revenue (Advocate Aurora Health
Obligated Group)	4.000%	8/15/36	1,600	1,843
Wisconsin Health & Educational Facilities
Authority Revenue (Advocate Aurora Health
Obligated Group)	4.000%	8/15/37	5,000	5,731

Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.750%	7/1/20 (Prere.)	2,270	2,314
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.750%	7/1/20 (Prere.)	3,880	3,956
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/42	4,000	4,730
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/36	15,000	16,914
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/39	5,000	5,599
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/20 (Prere.)	12,110	12,223
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	4.000%	8/15/42	10,000	11,069
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/31	5,145	6,386
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/32	2,380	2,947
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/42	20,690	22,249
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/48	6,120	7,302
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	3,260	3,567
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	4.000%	10/1/31	1,000	1,131
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	4.000%	10/1/32	1,080	1,218
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	4.000%	10/1/33	1,385	1,560
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	4.000%	10/1/34	1,570	1,765
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	4.000%	2/15/34	5,630	6,217
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	4.000%	2/15/35	5,055	5,564
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin)	5.000%	12/1/41	15,000	17,797
Wisconsin Public Finance Authority Education
Revenue (Coral Academy of Science)	5.000%	7/1/48	1,530	1,763
Wisconsin Public Finance Authority Education
Revenue (Coral Academy of Science)	5.000%	7/1/55	4,135	4,727
Wisconsin Transportation Revenue	5.000%	7/1/22 (Prere.)	2,815	3,094
Wisconsin Transportation Revenue	5.000%	7/1/36	2,130	2,463
Wisconsin Transportation Revenue	5.000%	7/1/37	2,000	2,310
				241,974
Total Tax-Exempt Municipal Bonds (Cost $12,963,834)				14,055,576

		Shares
Temporary Cash Investment (4.2%)
Money Market Fund (4.2%)
6 Vanguard Municipal Cash Management Fund
(Cost $605,078)	0.936%	6,050,071	605,128
Total Investments (100.2%) (Cost $13,568,912)			14,660,704
Other Assets and Liabilities-Net (-0.2%)			(22,383)
Net Assets (100%)			14,638,321

1 Step bond.
2 Securities with a value of $2,154,000 have been segregated as initial margin for open futures contracts.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
January 31, 2020.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the aggregate value of these securities was $39,343,000, representing 0.3% of net assets.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
CMT - Constant Maturing Treasury Rate.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
LIBOR - London Interbank Offered Rate.
PILOT - Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
SIFMA - Securities Industry and Financial Markets Association.
SOFR – Secured Overnight Financing Rate.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Long-Term Tax-Exempt Fund

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
(20) NATL (National Public Financial Guarantee Corporation).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)

				Value and
		Number of		Unrealized
		Long(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Ultra Long U.S. Treasury Bond	March 2020	61	11,815	86

Short Futures Contracts
2-Year U.S. Treasury Note	March 2020	(2,775)	(600,397)	(2,053)
				(1,967)

Long-Term Tax-Exempt Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in
Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2020, based on the inputs used to value them:

Long-Term Tax-Exempt Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	14,055,576	—
Temporary Cash Investments	605,128	—	—
Futures Contracts—Assets[1]	4	—	—
Futures Contracts—Liabilities[1]	(650)	—	—
Total	604,482	14,055,576	—

1 Represents variation margin on the last day of the reporting period.